UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Income Plus Fund

(Ticker: PSYPX)

Palmer Square Ultra-Short Duration Investment Grade Fund

(Ticker: PSDSX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2022

Palmer Square Funds

Each a series of Investment Managers Series Trust

Table of Contents

Income Plus Fund
Schedule of Investments	1
Statement of Assets and Liabilities	31
Statement of Operations	32
Statements of Changes in Net Assets	33
Financial Highlights	34
Ultra-Short Duration Investment Grade Fund
Schedule of Investments	35
Statement of Assets and Liabilities	47
Statement of Operations	48
Statements of Changes in Net Assets	49
Financial Highlights	50
Notes to Financial Statements	51
Supplemental Information	68
Expense Examples	73

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 6.6%
	Allspring Buyer LLC
2,497,207	6.688% (3-Month USD Libor+300 basis points), 11/1/2028[2,3,4]	$2,467,865
	American Builders & Contractors Supply Co., Inc.
2,226,982	6.071% (1-Month USD Libor+200 basis points), 1/15/2027[2,3,4]	2,212,273
	AmWINS Group, Inc.
2,682,023	6.321% (1-Month USD Libor+225 basis points), 2/19/2028[2,3,4]	2,637,810
	Asurion LLC
992,208	7.071% (1-Month USD Libor+300 basis points), 11/3/2024[2,3,4]	966,162
	Belron Finance U.S. LLC
1,228,125	7.063% (1-Month USD Libor+275 basis points), 4/30/2028[2,3,4]	1,219,491
	Chemours Co.
1,247,566	3.200% (3-Month Euribor+200 basis points), 4/3/2025[2,3,4,5,6]	1,297,044
	Coherent Corp.
1,469,464	6.922% (3-Month USD Libor+275 basis points), 7/1/2029[2,3,4]	1,457,709
	Covanta Holding Corp.
188,389	3.000% (1-Month USD Libor+250 basis points), 11/30/2028[2,3,4]	187,279
2,496,129	3.264% (1-Month USD Libor+250 basis points), 11/30/2028[2,3,4]	2,481,427
	Dedalus Finance GmbH
1,500,000	5.782% (3-Month Euribor+375 basis points), 5/31/2027[2,4]	1,461,818
	FinCo I LLC
1,870,158	6.571% (1-Month USD Libor+250 basis points), 6/27/2025[2,3,4]	1,866,651
	FleetCor Technologies Operating Co. LLC
2,465,000	5.821% (1-Month USD Libor+175 basis points), 4/30/2028[2,3,4]	2,443,431
	Gemini HDPE LLC
787,410	7.415% (1-Month USD Libor+300 basis points), 12/31/2027[2,3,4]	778,556
	GoDaddy, Inc.
1,484,237	7.336% (1-Month Term SOFR+325 basis points), 11/10/2029[2,3,4]	1,483,717
	GVC Holdings Gibraltar Ltd.
2,469,943	6.174% (1-Month USD Libor+250 basis points), 3/16/2027[2,3,4,7]	2,455,667
	Hostess Brands LLC
1,403,291	0.000% (1-Month USD Libor+225 basis points), 8/3/2025[2,3,4]	1,401,173
	INEOS U.S. Finance LLC
945,039	7.936% (1-Month Term SOFR+375 basis points), 11/8/2027[2,3,4]	932,045
	IQVIA, Inc.
1,000,000	3.193% (1-Month Euribor+200 basis points), 3/7/2024[2,4]	1,071,548
	Iridium Satellite LLC
1,393,376	6.571% (1-Month USD Libor+250 basis points), 11/4/2026[2,3,4]	1,382,800
	Jane Street Group LLC
1,683,916	6.821% (1-Month USD Libor+275 basis points), 1/26/2028[2,3,4]	1,637,213
	NAB Holdings LLC
2,277,000	6.703% (1-Month Term SOFR+300 basis points), 11/23/2028[2,3,4]	2,221,783
	NortonLifeLock, Inc.
2,500,000	6.186% (1-Month Term SOFR+200 basis points), 9/12/2029[2,3,4]	2,463,025

1

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
	Oregon Clean Energy LLC
832,988	7.936% (3-Month USD Libor+375 basis points), 3/1/2026[2,3,4]	$816,458
	Organon & Co.
1,117,000	7.750% (1-Month USD Libor+300 basis points), 6/2/2028[2,3,4]	1,108,924
	PCI Gaming Authority
2,461,760	6.571% (1-Month USD Libor+250 basis points), 5/31/2026[2,3,4]	2,451,507
	Pike Corp.
1,350,000	7.080% (1-Month USD Libor+300 basis points), 1/21/2028[2,3,4]	1,333,651
	Playtika Holding Corp.
1,228,125	6.821% (1-Month USD Libor+275 basis points), 3/11/2028[2,3,4]	1,175,162
	SBA Senior Finance II LLC
2,474,093	5.830% (1-Month USD Libor+175 basis points), 4/11/2025[2,3,4]	2,468,947
	Select Medical Corp.
2,215,128	6.580% (3-Month USD Libor+250 basis points), 3/6/2025[2,3,4]	2,177,194
	SkyMiles IP Ltd.
745,000	7.993% (3-Month USD Libor+375 basis points), 10/20/2027[2,3,4,7]	760,787
	SS&C Technologies, Inc.
1,041,540	6.436% (1-Month Term SOFR+225 basis points), 3/22/2029[2,3,4]	1,024,943
1,569,362	6.436% (1-Month Term SOFR+225 basis points), 3/22/2029[2,3,4]	1,544,354
	Travelport Finance Luxembourg Sarl
13,259	11.000% (1-Month USD Libor+700 basis points), 2/28/2025[2,4,7]	13,305
2,571	10.424% (3-Month USD Libor+675 basis points), 5/29/2026[2,4,7]	1,767
	Vistra Operations Co. LLC
1,895,823	0.000% (1-Month USD Libor+175 basis points), 12/31/2025[2,3,4]	1,882,145
	WEX, Inc.
2,689,438	6.321% (1-Month USD Libor+225 basis points), 4/1/2028[2,3,4]	2,677,672
	WMG Acquisition Corp.
2,496,399	6.196% (1-Month USD Libor+212.5 basis points), 1/20/2028[2,3,4]	2,471,435
	TOTAL BANK LOANS
	(Cost $58,170,108)	58,434,738
	BONDS — 90.7%
	ASSET-BACKED SECURITIES — 50.9%
	522 Funding CLO Ltd.
	Series 2019-5A, Class AR, 5.194% (3-Month Term SOFR+133 basis points),
6,250,000	4/15/2035[3,4,8]	6,063,348
	Series 2019-5A, Class BR, 5.714% (3-Month Term SOFR+185 basis points),
5,500,000	4/15/2035[3,4,8]	5,253,286
	Series 2019-5A, Class ER, 10.624% (3-Month Term SOFR+676 basis points),
1,500,000	4/15/2035[3,4,8]	1,272,865
	AB BSL CLO Ltd.
	Series 2020-1A, Class A1R, 5.234% (3-Month Term SOFR+137 basis points),
5,000,000	1/15/2035[3,4,8]	4,837,609

2

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	AIMCO CLO Ltd.
	Series 2018-AA, Class C, 5.829% (3-Month USD Libor+175 basis points),
1,000,000	4/17/2031[3,4,8]	$942,508
	Series 2017-AA, Class AR, 5.293% (3-Month USD Libor+105 basis points),
1,750,000	4/20/2034[3,4,8]	1,704,800
	Series 2022-18A, Class D, 8.038% (3-Month Term SOFR+485 basis points),
2,500,000	7/20/2035[3,4,8]	2,438,691
	Allegany Park CLO Ltd.
	Series 2019-1A, Class ER, 10.363% (3-Month Term SOFR+640 basis points),
1,000,000	1/20/2035[3,4,8]	850,478
	ALM Ltd.
	Series 2020-1A, Class D, 10.079% (3-Month USD Libor+600 basis points),
1,000,000	10/15/2029[3,4,8]	881,970
	AMMC CLO Ltd.
	Series 2013-13A, Class A1R2, 5.375% (3-Month USD Libor+105 basis
2,095,240	points), 7/24/2029[3,4,8]	2,075,647
	Anchorage Credit Funding 3 Ltd.
2,000,000	Series 2016-3A, Class BR, 3.471%, 1/28/2039[3,8]	1,643,351
	Annisa CLO
	Series 2016-2A, Class DR, 7.243% (3-Month USD Libor+300 basis points),
1,500,000	7/20/2031[3,4,8]	1,395,084
	Ares CLO Ltd.
	Series 2015-38A, Class DR, 6.743% (3-Month USD Libor+250 basis points),
1,000,000	4/20/2030[3,4,8]	853,091
	Series 2017-44A, Class DR, 10.949% (3-Month USD Libor+687 basis points),
750,000	4/15/2034[3,4,8]	670,460
	ASSURANT CLO Ltd.
	Series 2018-2A, Class A, 5.283% (3-Month USD Libor+104 basis points),
2,000,000	4/20/2031[3,4,8]	1,968,130
	Series 2017-1A, Class ER, 11.443% (3-Month USD Libor+720 basis points),
1,750,000	10/20/2034[3,4,8]	1,540,511
	Atrium
	Series 9A, Class DR, 8.336% (3-Month USD Libor+360 basis points),
769,600	5/28/2030[3,4,8]	719,838
	Babson CLO Ltd.
	Series 2016-1A, Class DR, 7.375% (3-Month USD Libor+305 basis points),
1,250,000	7/23/2030[3,4,8]	1,155,746
	Bain Capital Credit CLO Ltd.
	Series 2021-7A, Class D, 7.575% (3-Month USD Libor+325 basis points),
1,400,000	1/22/2035[3,4,8]	1,257,517
	Ballyrock CLO Ltd.
	Series 2019-1A, Class DR, 10.829% (3-Month USD Libor+675 basis points),
1,250,000	7/15/2032[3,4,8]	1,124,456

3

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Barings CLO Ltd.
	Series 2013-IA, Class AR, 5.043% (3-Month USD Libor+80 basis points),
1,859,931	1/20/2028[3,4,8]	$1,851,879
	Series 2013-IA, Class CR, 5.743% (3-Month USD Libor+150 basis points),
825,000	1/20/2028[3,4,8]	799,020
	Series 2017-1A, Class E, 10.194% (3-Month USD Libor+600 basis points),
1,000,000	7/18/2029[3,4,8]	874,060
	Series 2018-2A, Class C, 6.779% (3-Month USD Libor+270 basis points),
1,000,000	4/15/2030[3,4,8]	928,562
	Series 2020-4A, Class D1, 7.943% (3-Month USD Libor+370 basis points),
1,000,000	1/20/2032[3,4,8]	959,752
	Series 2019-2A, Class DR, 10.859% (3-Month USD Libor+678 basis points),
1,200,000	4/15/2036[3,4,8]	1,076,791
	Series 2020-1A, Class ER, 10.729% (3-Month USD Libor+665 basis points),
1,000,000	10/15/2036[3,4,8]	885,248
	Barings Euro CLO DAC
	Series 2015-1X, Class DRR, 5.193% (3-Month Euribor+365 basis points),
3,500,000	7/25/2035[3,4]	3,196,850
	Battalion CLO Ltd.
	Series 2020-15A, Class A1, 5.429% (3-Month USD Libor+135 basis points),
500,000	1/17/2033[3,4,8]	491,595
	Series 2016-10A, Class CR2, 7.775% (3-Month USD Libor+345 basis points),
2,000,000	1/25/2035[3,4,8]	1,770,478
	Bear Stearns ARM Trust
60,768	Series 2004-3, Class 1A3, 3.844%, 7/25/2034[3,9]	53,128
	Benefit Street Partners CLO Ltd.
	Series 2013-IIIA, Class CR, 8.143% (3-Month USD Libor+390 basis points),
3,000,000	7/20/2029[3,4,8]	2,844,015
	Series 2017-12A, Class A1R, 5.029% (3-Month USD Libor+95 basis points),
1,500,000	10/15/2030[3,4,8]	1,478,220
	Series 2017-12A, Class C, 7.129% (3-Month USD Libor+305 basis points),
1,850,000	10/15/2030[3,4,8]	1,666,822
	Series 2015-8A, Class CR, 6.993% (3-Month USD Libor+275 basis points),
1,000,000	1/20/2031[3,4,8]	868,291
	Series 2018-14A, Class E, 9.593% (3-Month USD Libor+535 basis points),
500,000	4/20/2031[3,4,8]	413,477
	Series 2019-17A, Class ER, 10.429% (3-Month USD Libor+635 basis points),
1,000,000	7/15/2032[3,4,8]	919,736
	Series 2019-19A, Class E, 11.099% (3-Month USD Libor+702 basis points),
800,000	1/15/2033[3,4,8]	730,963
	Series 2019-18A, Class A1R, 5.249% (3-Month USD Libor+117 basis points),
1,850,000	10/15/2034[3,4,8]	1,790,680

4

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Series 2020-21A, Class DR, 7.429% (3-Month USD Libor+335 basis points),
1,750,000	10/15/2034[3,4,8]	$1,625,560
	Series 2020-21A, Class ER, 10.779% (3-Month USD Libor+670 basis points),
750,000	10/15/2034[3,4,8]	675,051
	Series 2019-18A, Class ER, 10.829% (3-Month USD Libor+675 basis points),
1,000,000	10/15/2034[3,4,8]	910,027
	Series 2021-24A, Class E, 10.853% (3-Month USD Libor+661 basis points),
1,000,000	10/20/2034[3,4,8]	917,981
	BlueMountain CLO Ltd.
	Series 2020-29A, Class D2R, 8.608% (3-Month USD Libor+425 basis points),
1,750,000	7/25/2034[3,4,8]	1,650,159
	Burnham Park CLO Ltd.
	Series 2016-1A, Class AR, 5.393% (3-Month USD Libor+115 basis points),
545,085	10/20/2029[3,4,8]	538,740
	Capital One Prime Auto Receivables Trust
141,894	Series 2019-2, Class A3, 1.920%, 5/15/2024[3]	141,631
	Carlyle Global Market Strategies Euro CLO
4,000,000	Series 2022-5X, Class A2B, 6.500%, 10/25/2035[3]	4,197,617
	Carlyle U.S. CLO Ltd.
	Series 2016-4A, Class DR, 9.643% (3-Month USD Libor+540 basis points),
1,000,000	10/20/2027[3,4,8]	842,609
	Series 2020-2A, Class A1R, 5.498% (3-Month USD Libor+114 basis points),
5,000,000	1/25/2035[3,4,8]	4,843,258
	CarMax Auto Owner Trust
914,748	Series 2019-3, Class A3, 2.180%, 8/15/2024[3]	911,156
1,396,687	Series 2019-4, Class A3, 2.020%, 11/15/2024[3]	1,384,140
1,666,554	Series 2022-2, Class A2A, 2.810%, 5/15/2025[3]	1,650,381
6,390,671	Series 2021-1, Class A3, 0.340%, 12/15/2025[3]	6,179,121
3,429,126	Series 2021-2, Class A3, 0.520%, 2/17/2026[3]	3,300,767
	CBAM Ltd.
	Series 2018-6A, Class B2R, 6.225% (3-Month Term SOFR+236.16 basis
2,000,000	points), 1/15/2031[3,4,8]	1,936,135
	Cedar Funding II CLO Ltd.
	Series 2013-1A, Class ARR, 5.323% (3-Month USD Libor+108 basis points),
1,149,000	4/20/2034[3,4,8]	1,117,670
	Chase Home Lending Mortgage Trust
	Series 2019-ATR2, Class A11, 5.289% (1-Month USD Libor+90 basis points),
693,324	7/25/2049[3,4,8]	667,487
	CIFC European Funding CLO
	Series 3X, Class D, 4.978% (3-Month Euribor+360 basis points),
2,800,000	1/15/2034[3,4]	2,663,752

5

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	CIFC Funding Ltd.
	Series 2015-3A, Class AR, 5.097% (3-Month USD Libor+87 basis points),
1,930,643	4/19/2029[3,4,8]	$1,897,548
	Series 2014-2RA, Class A1, 5.375% (3-Month USD Libor+105 basis points),
2,976,589	4/24/2030[3,4,8]	2,945,598
	Series 2018-2A, Class D, 10.093% (3-Month USD Libor+585 basis points),
750,000	4/20/2031[3,4,8]	653,393
	Series 2013-3RA, Class A1, 5.305% (3-Month USD Libor+98 basis points),
3,500,000	4/24/2031[3,4,8]	3,450,755
	Series 2018-4A, Class C, 7.029% (3-Month USD Libor+295 basis points),
1,000,000	10/17/2031[3,4,8]	929,790
	Series 2018-4A, Class D, 9.979% (3-Month USD Libor+590 basis points),
1,000,000	10/17/2031[3,4,8]	893,660
	Series 2018-5A, Class D, 10.229% (3-Month USD Libor+615 basis points),
1,250,000	1/15/2032[3,4,8]	1,114,486
	Series 2019-1A, Class DR, 7.343% (3-Month USD Libor+310 basis points),
1,000,000	4/20/2032[3,4,8]	923,772
	Series 2019-5A, Class DR, 10.859% (3-Month USD Libor+678 basis points),
500,000	1/15/2035[3,4,8]	452,551
	Clear Creek CLO
	Series 2015-1A, Class CR, 6.193% (3-Month USD Libor+195 basis points),
750,000	10/20/2030[3,4,8]	714,807
	CNH Equipment Trust
158,586	Series 2019-B, Class A3, 2.520%, 8/15/2024[3]	158,321
	COLT Mortgage Loan Trust
6,046,843	Series 2021-4, Class A1, 1.397%, 10/25/2066[3,8,9]	4,939,001
	Crestline Denali CLO Ltd.
	Series 2017-1A, Class D, 7.973% (3-Month USD Libor+373 basis points),
800,000	4/20/2030[3,4,8]	681,428
	Series 2016-1A, Class DR, 7.675% (3-Month USD Libor+335 basis points),
750,000	10/23/2031[3,4,8]	659,804
	Daimler Trucks Retail Trust
3,580,000	Series 2022-1, Class A2, 5.070%, 9/16/2024[3]	3,577,637
	Dartry Park CLO DAC
	Series 1X, Class CRR, 4.928% (3-Month Euribor+335 basis points),
2,250,000	1/28/2034[3,4]	2,128,681
	Denali Capital CLO Ltd.
	Series 2016-1A, Class DR, 6.829% (3-Month USD Libor+275 basis points),
600,000	4/15/2031[3,4,8]	508,612
	DLLST LLC
87,529	Series 2022-1A, Class A1, 1.560%, 5/22/2023[3,8]	87,375
3,300,000	Series 2022-1A, Class A2, 2.790%, 1/22/2024[3,8]	3,272,336

6

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Dryden CLO Ltd.
	Series 2018-57A, Class D, 7.156% (3-Month USD Libor+255 basis points),
1,000,000	5/15/2031[3,4,8]	$901,318
	Series 2019-80A, Class AR, 5.114% (3-Month Term SOFR+125 basis points),
5,500,000	1/17/2033[3,4,8]	5,351,599
	Series 2020-77A, Class ER, 10.545% (3-Month USD Libor+587 basis points),
1,500,000	5/20/2034[3,4,8]	1,229,178
	Series 2020-86A, Class DR, 7.279% (3-Month USD Libor+320 basis points),
1,000,000	7/17/2034[3,4,8]	929,551
	Series 2019-76A, Class DR, 7.543% (3-Month USD Libor+330 basis points),
2,000,000	10/20/2034[3,4,8]	1,799,282
	Dryden Euro CLO
	Series 2021-91X, Class D, 6.253% (3-Month Euribor+485 basis points),
1,500,000	4/18/2035[3,4]	1,449,549
	Dryden Euro CLO DAC
2,000,000	Series 2021-103X, Class B2, 7.500%, 1/19/2036[3]	2,062,560
	Dryden Senior Loan Fund
	Series 2013-30A, Class AR, 5.426% (3-Month USD Libor+82 basis points),
1,786,605	11/15/2028[3,4,8]	1,764,289
	Series 2014-36A, Class AR3, 5.099% (3-Month USD Libor+102 basis points),
2,738,893	4/15/2029[3,4,8]	2,709,565
	Series 2017-49A, Class DR, 7.594% (3-Month USD Libor+340 basis points),
1,500,000	7/18/2030[3,4,8]	1,365,767
	Eaton Vance CLO Ltd.
	Series 2015-1A, Class DR, 6.743% (3-Month USD Libor+250 basis points),
1,500,000	1/20/2030[3,4,8]	1,350,788
	Series 2014-1RA, Class E, 9.779% (3-Month USD Libor+570 basis points),
250,000	7/15/2030[3,4,8]	211,301
	Series 2018-1A, Class D, 7.279% (3-Month USD Libor+320 basis points),
1,000,000	10/15/2030[3,4,8]	916,289
	Series 2019-1A, Class DR, 7.579% (3-Month USD Libor+350 basis points),
1,850,000	4/15/2031[3,4,8]	1,776,283
	Series 2013-1A, Class D3R, 10.879% (3-Month USD Libor+680 basis points),
2,250,000	1/15/2034[3,4,8]	1,995,878
	Series 2020-2A, Class ER, 10.579% (3-Month USD Libor+650 basis points),
1,000,000	1/15/2035[3,4,8]	890,080
	Ellington Financial Mortgage Trust
5,041,695	Series 2021-2, Class A1, 0.931%, 6/25/2066[3,8,9]	3,902,796
5,848,638	Series 2021-3, Class A1, 1.241%, 9/25/2066[3,8,9]	4,692,649
	Elmwood CLO Ltd.
	Series 2022-1A, Class B, 5.763% (3-Month Term SOFR+180 basis points),
2,750,000	4/20/2035[3,4,8]	2,629,996

7

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Flatiron CLO Ltd.
	Series 2020-1A, Class D, 8.465% (3-Month USD Libor+379 basis points),
2,000,000	11/20/2033[3,4,8]	$1,908,237
	Series 2020-1A, Class E, 12.525% (3-Month USD Libor+785 basis points),
1,500,000	11/20/2033[3,4,8]	1,392,976
	Series 2021-1A, Class E, 10.227% (3-Month USD Libor+600 basis points),
1,375,000	7/19/2034[3,4,8]	1,239,719
	Series 2019-1A, Class AR, 5.724% (3-Month USD Libor+108 basis points),
3,000,000	11/16/2034[3,4,8]	2,927,974
	Ford Credit Auto Lease Trust
2,150,000	Series 2021-B, Class A4, 0.400%, 12/15/2024[3]	2,061,366
	Ford Credit Auto Owner Trust
240,198	Series 2019-C, Class A3, 1.870%, 3/15/2024[3]	239,878
	Galaxy CLO Ltd.
	Series 2017-23A, Class AR, 5.195% (3-Month USD Libor+87 basis points),
3,653,367	4/24/2029[3,4,8]	3,601,305
	Series 2015-19A, Class A1RR, 5.275% (3-Month USD Libor+95 basis points),
3,241,025	7/24/2030[3,4,8]	3,180,034
	Series 2013-15A, Class ARR, 5.049% (3-Month USD Libor+97 basis points),
5,625,000	10/15/2030[3,4,8]	5,501,470
	Series 2017-24A, Class D, 6.529% (3-Month USD Libor+245 basis points),
1,500,000	1/15/2031[3,4,8]	1,371,328
	GCAT Trust
2,731,400	Series 2021-NQM7, Class A1, 1.915%, 8/25/2066[3,8,9]	2,403,914
	Generate CLO Ltd.
	Series 3A, Class AR, 5.493% (3-Month USD Libor+125 basis points),
2,256,271	10/20/2029[3,4,8]	2,231,787
	Series 3A, Class DR, 7.843% (3-Month USD Libor+360 basis points),
1,250,000	10/20/2029[3,4,8]	1,200,095
	Series 9A, Class E, 11.093% (3-Month USD Libor+685 basis points),
1,000,000	10/20/2034[3,4,8]	905,958
	Series 6A, Class DR, 7.825% (3-Month USD Libor+350 basis points),
1,750,000	1/22/2035[3,4,8]	1,625,208
	Gilbert Park CLO Ltd.
	Series 2017-1A, Class E, 10.479% (3-Month USD Libor+640 basis points),
1,500,000	10/15/2030[3,4,8]	1,296,871
	GM Financial Automobile Leasing Trust
1,134,366	Series 2020-2, Class B, 1.560%, 7/22/2024[3]	1,132,433
6,500,000	Series 2021-3, Class A3, 0.390%, 10/21/2024[3]	6,316,200
	GM Financial Consumer Automobile Receivables Trust
1,437,090	Series 2021-4, Class A2, 0.280%, 11/18/2024[3]	1,421,773
3,546,247	Series 2020-4, Class A3, 0.380%, 8/18/2025[3]	3,448,258

8

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	GoldenTree Loan Management EUR CLO DAC
	Series 5X, Class E, 6.706% (3-Month Euribor+525 basis points),
1,000,000	4/20/2034[3,4]	$832,970
	GoldenTree Loan Management U.S. CLO Ltd.
	Series 2020-7A, Class FR, 11.993% (3-Month USD Libor+775 basis points),
500,000	4/20/2034[3,4,8]	383,043
	Series 2021-10A, Class F, 12.033% (3-Month USD Libor+779 basis points),
1,000,000	7/20/2034[3,4,8]	786,729
	Series 2020-8A, Class ER, 10.393% (3-Month USD Libor+615 basis points),
500,000	10/20/2034[3,4,8]	447,697
	Series 2019-6A, Class BR, 5.763% (3-Month Term SOFR+180 basis points),
2,250,000	4/20/2035[3,4,8]	2,141,332
	GoldenTree Loan Opportunities Ltd.
	Series 2014-9A, Class DR2, 7.415% (3-Month USD Libor+300 basis points),
1,075,000	10/29/2029[3,4,8]	1,015,047
	Greenwood Park CLO Ltd.
	Series 2018-1A, Class D, 6.579% (3-Month USD Libor+250 basis points),
1,900,000	4/15/2031[3,4,8]	1,698,009
	Grippen Park CLO Ltd.
	Series 2017-1A, Class A, 5.503% (3-Month USD Libor+126 basis points),
1,817,342	1/20/2030[3,4,8]	1,798,690
	Series 2017-1A, Class E, 9.943% (3-Month USD Libor+570 basis points),
830,000	1/20/2030[3,4,8]	730,108
	Harvest CLO DAC
	Series 16A, Class B1RR, 2.678% (3-Month Euribor+130 basis points),
1,000,000	10/15/2031[3,4,8]	972,206
	Highbridge Loan Management Ltd.
	Series 7A-2015, Class DR, 7.006% (3-Month USD Libor+240 basis points),
1,500,000	3/15/2027[3,4,8]	1,437,162
	Series 5A-2015, Class DRR, 7.229% (3-Month USD Libor+315 basis points),
1,000,000	10/15/2030[3,4,8]	889,057
	Honda Auto Receivables Owner Trust
169,676	Series 2019-4, Class A3, 1.830%, 1/18/2024[3]	169,112
2,439,280	Series 2020-2, Class A3, 0.820%, 7/15/2024[3]	2,403,701
1,818,727	Series 2020-3, Class A3, 0.370%, 10/18/2024[3]	1,779,261
4,000,000	Series 2020-2, Class A4, 1.090%, 10/15/2026[3]	3,874,216
	HPEFS Equipment Trust
265,979	Series 2021-2A, Class A2, 0.300%, 9/20/2028[3,8]	264,842
	HPS Loan Management Ltd.
	Series 13A-18, Class D, 7.079% (3-Month USD Libor+300 basis points),
1,250,000	10/15/2030[3,4,8]	1,105,220

9

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Series 6A-2015, Class CR, 7.032% (3-Month USD Libor+250 basis points),
2,625,000	2/5/2031[3,4,8]	$2,235,776
	Series 14A-19, Class ER, 10.508% (3-Month USD Libor+615 basis points),
2,500,000	1/25/2034[3,4,8]	2,191,417
	Series 15A-19, Class ER, 10.837% (3-Month Term SOFR+680 basis points),
2,250,000	1/22/2035[3,4,8]	2,040,618
	Hyundai Auto Lease Securitization Trust
4,278,590	Series 2022-B, Class A2A, 2.750%, 10/15/2024[3,8]	4,223,392
4,465,000	Series 2022-A, Class A3, 1.160%, 1/15/2025[3,8]	4,310,257
2,750,000	Series 2022-C, Class A2A, 4.340%, 1/15/2025[3,8]	2,729,405
	Hyundai Auto Receivables Trust
481,840	Series 2021-B, Class A2, 0.240%, 5/15/2024[3]	479,853
	Invesco CLO Ltd.
	Series 2022-3A, Class D, 8.855% (3-Month Term SOFR+500 basis points),
1,000,000	10/22/2035[3,4,8]	984,662
	Invesco Euro CLO
	Series 6X, Class B1, 3.028% (3-Month Euribor+165 basis points),
2,000,000	7/15/2034[3,4]	1,981,660
	Jay Park CLO Ltd.
	Series 2016-1A, Class DR, 9.443% (3-Month USD Libor+520 basis points),
1,000,000	10/20/2027[3,4,8]	916,815
	KKR CLO Ltd.
	Series 13, Class ER, 9.029% (3-Month USD Libor+495 basis points),
1,500,000	1/16/2028[3,4,8]	1,439,437
	Series 18, Class AR, 5.134% (3-Month USD Libor+94 basis points),
1,886,264	7/18/2030[3,4,8]	1,868,757
	LCM LP
	Series 18A, Class DR, 7.043% (3-Month USD Libor+280 basis points),
750,000	4/20/2031[3,4,8]	667,532
	Madison Park Funding Ltd.
	Series 12A, Class DR, 7.125% (3-Month USD Libor+280 basis points),
1,967,500	4/22/2027[3,4,8]	1,853,415
	Series 2015-19A, Class CR, 6.475% (3-Month USD Libor+215 basis points),
825,000	1/22/2028[3,4,8]	768,683
	Series 2015-19A, Class DR, 8.675% (3-Month USD Libor+435 basis points),
1,825,000	1/22/2028[3,4,8]	1,607,371
	Series 2019-33A, Class AR, 5.154% (3-Month Term SOFR+129 basis points),
1,800,000	10/15/2032[3,4,8]	1,779,133
	Magnetite Ltd.
	Series 2014-8A, Class ER2, 9.729% (3-Month USD Libor+565 basis points),
1,500,000	4/15/2031[3,4,8]	1,335,735

10

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Series 2019-22A, Class ER, 10.429% (3-Month USD Libor+635 basis points),
1,000,000	4/15/2031[3,4,8]	$900,636
	Series 2016-17A, Class AR, 5.343% (3-Month USD Libor+110 basis points),
2,500,000	7/20/2031[3,4,8]	2,473,830
	Series 2015-12A, Class ER, 9.759% (3-Month USD Libor+568 basis points),
500,000	10/15/2031[3,4,8]	444,108
	Series 2020-25A, Class E, 10.708% (3-Month USD Libor+635 basis points),
1,000,000	1/25/2032[3,4,8]	917,256
	Mariner CLO LLC
	Series 2016-3A, Class BR2, 5.825% (3-Month USD Libor+150 basis points),
2,050,000	7/23/2029[3,4,8]	1,994,657
	Series 2016-3A, Class DR2, 7.225% (3-Month USD Libor+290 basis points),
2,000,000	7/23/2029[3,4,8]	1,850,358
	Mercedes-Benz Auto Lease Trust
640,382	Series 2021-B, Class A2, 0.220%, 1/16/2024[3]	638,789
	Mercedes-Benz Auto Receivables Trust
6,542,968	Series 2019-1, Class A4, 2.040%, 1/15/2026[3]	6,465,735
	Milos CLO Ltd.
	Series 2017-1A, Class AR, 5.313% (3-Month USD Libor+107 basis points),
2,500,000	10/20/2030[3,4,8]	2,460,720
	MMAF Equipment Finance LLC
675,694	Series 2020-A, Class A2, 0.740%, 4/9/2024[3,8]	668,660
6,350,000	Series 2022-A, Class A2, 2.770%, 2/13/2025[3,8]	6,234,817
	Morgan Stanley Eaton Vance CLO Ltd.
	Series 2022-16A, Class E, 10.714% (3-Month Term SOFR+685 basis points),
2,500,000	4/15/2035[3,4,8]	2,184,078
	Series 2022-18A, Class E, 12.340% (3-Month Term SOFR+850 basis points),
500,000	10/20/2035[3,4,8]	491,153
	Mountain View CLO Ltd.
	Series 2015-10A, Class CR, 5.791% (3-Month USD Libor+185 basis points),
500,000	10/13/2027[3,4,8]	490,875
	Series 2015-9A, Class CR, 7.199% (3-Month USD Libor+312 basis points),
875,000	7/15/2031[3,4,8]	728,081
	Series 2019-2A, Class D, 8.449% (3-Month USD Libor+437 basis points),
525,000	1/15/2033[3,4,8]	483,614
	Series 2019-1A, Class DR, 8.019% (3-Month USD Libor+394 basis points),
1,500,000	10/15/2034[3,4,8]	1,416,843
	Neuberger Berman Loan Advisers CLO Ltd.
	Series 2018-27A, Class D, 6.679% (3-Month USD Libor+260 basis points),
2,250,000	1/15/2030[3,4,8]	2,082,362
	Series 2020-36A, Class ER, 10.993% (3-Month USD Libor+675 basis points),
1,000,000	4/20/2033[3,4,8]	929,784

11

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Neuberger Berman Loan Advisers Euro CLO
	Series 2021-1X, Class D, 4.378% (3-Month Euribor+300 basis points),
1,000,000	4/17/2034[3,4]	$918,592
	New Mountain CLO Ltd.
	Series CLO-1A, Class ER, 10.759% (3-Month USD Libor+668 basis points),
1,500,000	10/15/2034[3,4,8]	1,371,911
	New Residential Mortgage Loan Trust
263,449	Series 2019-NQM4, Class A1, 2.492%, 9/25/2059[3,8,9]	238,513
	Newark BSL CLO Ltd.
	Series 2016-1A, Class A1R, 5.458% (3-Month USD Libor+110 basis points),
2,644,473	12/21/2029[3,4,8]	2,613,573
	Series 2016-1A, Class DR, 10.608% (3-Month USD Libor+625 basis points),
750,000	12/21/2029[3,4,8]	643,608
	Nissan Auto Receivables Owner Trust
1,033,798	Series 2019-C, Class A3, 1.930%, 7/15/2024[3]	1,030,142
1,753,990	Series 2020-A, Class A3, 1.380%, 12/16/2024[3]	1,730,370
	Oak Hill Credit Partners Ltd.
	Series 2014-10RA, Class D2R, 8.993% (3-Month USD Libor+475 basis
2,500,000	points), 4/20/2034[3,4,8]	2,358,098
	OBX Trust
	Series 2018-EXP1, Class 2A1, 5.239% (1-Month USD Libor+85 basis points),
304,448	4/25/2048[3,4,8]	299,615
	Series 2020-INV1, Class A11, 5.289% (1-Month USD Libor+90 basis points),
1,411,184	12/25/2049[3,4,8]	1,303,663
	Series 2019-EXP2, Class 2A1B, 5.289% (1-Month USD Libor+90 basis
3,697,098	points), 6/25/2059[3,4,8]	3,538,741
	OCP CLO Ltd.
	Series 2014-6A, Class BR, 6.229% (3-Month USD Libor+215 basis points),
2,250,000	10/17/2030[3,4,8]	2,154,621
	Series 2017-14A, Class C, 7.275% (3-Month USD Libor+260 basis points),
1,000,000	11/20/2030[3,4,8]	914,794
	Series 2017-14A, Class D, 10.475% (3-Month USD Libor+580 basis points),
2,000,000	11/20/2030[3,4,8]	1,723,581
	Series 2020-8RA, Class D, 11.079% (3-Month USD Libor+700 basis points),
500,000	1/17/2032[3,4,8]	458,279
	Series 2020-18A, Class ER, 10.673% (3-Month USD Libor+643 basis points),
1,000,000	7/20/2032[3,4,8]	883,300
	Series 2016-12A, Class ER2, 11.079% (3-Month Term SOFR+715 basis
1,000,000	points), 4/18/2033[3,4,8]	899,142
	Series 2021-22A, Class D, 7.343% (3-Month USD Libor+310 basis points),
2,000,000	12/2/2034[3,4,8]	1,816,004

12

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Series 2021-22A, Class E, 10.843% (3-Month USD Libor+660 basis points),
1,000,000	12/2/2034[3,4,8]	$868,223
	Octagon Investment Partners Ltd.
	Series 2014-1A, Class DRR, 7.075% (3-Month USD Libor+275 basis points),
750,000	1/22/2030[3,4,8]	656,221
	Series 2019-3A, Class ER, 10.829% (3-Month USD Libor+675 basis points),
1,000,000	7/15/2034[3,4,8]	856,155
	Series 2020-3A, Class AR, 5.393% (3-Month USD Libor+115 basis points),
2,500,000	10/20/2034[3,4,8]	2,433,016
	OHA Credit Partners Ltd.
	Series 2012-7A, Class D2R3, 8.925% (3-Month USD Libor+425 basis points),
2,750,000	2/20/2034[3,4,8]	2,612,642
	Onslow Bay Mortgage Loan Trust
2,419,879	Series 2021-NQM2, Class A1, 1.101%, 5/25/2061[3,8,9]	1,854,019
6,402,855	Series 2021-NQM4, Class A1, 1.957%, 10/25/2061[3,8,9]	5,123,898
	OSD CLO Ltd.
	Series 2021-23A, Class D, 7.029% (3-Month USD Libor+295 basis points),
1,000,000	4/17/2031[3,4,8]	912,556
	Series 2021-23A, Class E, 10.079% (3-Month USD Libor+600 basis points),
1,000,000	4/17/2031[3,4,8]	862,477
	OZLM Ltd.
	Series 2014-8A, Class DRR, 10.159% (3-Month USD Libor+608 basis points),
1,500,000	10/17/2029[3,4,8]	1,281,897
	Series 2014-6A, Class CS, 7.209% (3-Month USD Libor+313 basis points),
2,000,000	4/17/2031[3,4,8]	1,820,156
	Series 2014-9A, Class A1A3, 5.343% (3-Month USD Libor+110 basis points),
3,250,000	10/20/2031[3,4,8]	3,186,317
	Series 2019-23A, Class DR, 7.829% (3-Month USD Libor+375 basis points),
750,000	4/15/2034[3,4,8]	712,768
	Post CLO Ltd.
	Series 2021-1A, Class D, 7.379% (3-Month USD Libor+330 basis points),
1,250,000	10/15/2034[3,4,8]	1,175,633
	Series 2022-1A, Class A, 5.343% (3-Month Term SOFR+138 basis points),
4,500,000	4/20/2035[3,4,8]	4,390,417
	Series 2022-1A, Class E, 10.713% (3-Month Term SOFR+675 basis points),
2,250,000	4/20/2035[3,4,8]	1,991,619
	PPM CLO Ltd.
	Series 2019-3A, Class ER, 10.689% (3-Month USD Libor+661 basis points),
1,500,000	4/17/2034[3,4,8]	1,241,437
	Recette CLO Ltd.
	Series 2015-1A, Class FRR, 12.713% (3-Month USD Libor+847 basis points),
1,000,000	4/20/2034[3,4,8]	783,444

13

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Regatta Funding LP
	Series 2013-2A, Class A1R3, 4.929% (3-Month USD Libor+85 basis points),
953,230	1/15/2029[3,4,8]	$943,754
	Series 2013-2A, Class CR2, 7.779% (3-Month USD Libor+370 basis points),
2,500,000	1/15/2029[3,4,8]	2,377,348
	Regatta Funding Ltd.
	Series 2016-1A, Class DR2, 7.343% (3-Month USD Libor+310 basis points),
1,500,000	4/20/2034[3,4,8]	1,430,420
	Series 2016-1A, Class ER2, 11.146% (3-Month USD Libor+640 basis points),
1,500,000	6/20/2034[3,4,8]	1,312,624
	Rockford Tower CLO Ltd.
	Series 2020-1A, Class E, 11.143% (3-Month USD Libor+690 basis points),
1,750,000	1/20/2032[3,4,8]	1,592,458
	Series 2021-2A, Class E, 10.643% (3-Month USD Libor+640 basis points),
750,000	7/20/2034[3,4,8]	628,072
	Series 2021-3A, Class E, 10.963% (3-Month USD Libor+672 basis points),
1,375,000	10/20/2034[3,4,8]	1,157,034
	Shackleton CLO Ltd.
	Series 2013-4RA, Class C, 6.811% (3-Month USD Libor+287 basis points),
2,500,000	4/13/2031[3,4,8]	2,162,768
	Sound Point CLO Ltd.
	Series 2016-3A, Class E, 10.975% (3-Month USD Libor+665 basis points),
500,000	1/23/2029[3,4,8]	455,038
	Series 2019-1A, Class DR, 7.743% (3-Month USD Libor+350 basis points),
2,000,000	1/20/2032[3,4,8]	1,774,192
	Series 2019-3A, Class DR, 7.858% (3-Month USD Libor+350 basis points),
1,500,000	10/25/2034[3,4,8]	1,241,206
	STAR Trust
1,071,888	Series 2021-1, Class A1, 1.219%, 5/25/2065[3,8,9]	973,264
	Starwood Mortgage Residential Trust
8,670,220	Series 2021-5, Class A1, 1.920%, 9/25/2066[3,8,9]	7,024,387
5,417,485	Series 2022-1, Class A1, 2.447%, 12/25/2066[3,8,9]	4,560,525
	Stratus CLO Ltd.
	Series 2021-1A, Class B, 5.643% (3-Month USD Libor+140 basis points),
2,000,000	12/29/2029[3,4,8]	1,940,209
	Series 2021-1A, Class C, 5.993% (3-Month USD Libor+175 basis points),
1,500,000	12/29/2029[3,4,8]	1,390,998
	Symphony CLO Ltd.
	Series 2014-14A, Class E, 8.611% (3-Month USD Libor+460 basis points),
1,040,000	7/14/2026[3,4,8]	990,096
	Series 2016-17A, Class ER, 9.629% (3-Month USD Libor+555 basis points),
750,000	4/15/2028[3,4,8]	715,812

14

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Series 2018-20A, Class DR, 7.829% (3-Month USD Libor+375 basis points),
1,750,000	1/16/2032[3,4,8]	$1,685,275
	Symphony Static CLO Ltd.
	Series 2021-1A, Class E1, 9.708% (3-Month USD Libor+535 basis points),
2,500,000	10/25/2029[3,4,8]	2,200,655
	TCI-Symphony CLO Ltd.
	Series 2017-1A, Class E, 10.529% (3-Month USD Libor+645 basis points),
1,064,000	7/15/2030[3,4,8]	917,696
	Series 2016-1A, Class AR2, 4.961% (3-Month USD Libor+102 basis points),
3,500,000	10/13/2032[3,4,8]	3,438,655
	Tesla Auto Lease Trust
969,020	Series 2021-A, Class A2, 0.360%, 3/20/2025[3,8]	960,752
1,531,004	Series 2021-B, Class A2, 0.360%, 9/22/2025[3,8]	1,496,138
	THL Credit Wind River CLO Ltd.
	Series 2013-2A, Class DR, 7.144% (3-Month USD Libor+295 basis points),
1,000,000	10/18/2030[3,4,8]	829,806
	TICP CLO Ltd.
	Series 2018-IIA, Class D, 9.913% (3-Month USD Libor+567 basis points),
625,000	4/20/2028[3,4,8]	601,027
	Series 2018-IA, Class D, 10.097% (3-Month USD Libor+577 basis points),
1,850,000	4/26/2028[3,4,8]	1,724,098
	Series 2016-5A, Class ER, 9.829% (3-Month USD Libor+575 basis points),
2,100,000	7/17/2031[3,4,8]	1,803,173
	Toyota Auto Receivables Owner Trust
85,330	Series 2021-B, Class A2, 0.140%, 1/16/2024[3]	85,180
6,132,000	Series 2021-B, Class A3, 0.260%, 11/17/2025[3]	5,897,660
6,250,000	Series 2021-D, Class A3, 0.710%, 4/15/2026[3]	5,890,269
	Trinitas CLO Ltd.
	Series 2022-21A, Class C, 2.175% (3-Month Term SOFR+420 basis points),
1,150,000	1/20/2036[3,4,8]	1,150,000
	Verus Securitization Trust
1,501,915	Series 2021-5, Class A1, 1.013%, 9/25/2066[3,8,9]	1,206,266
	Visio Trust
1,199,455	Series 2020-1, Class A1, 1.545%, 8/25/2055[3,8,9]	1,128,442
	VMC Finance LLC
	Series 2021-HT1, Class A, 5.989% (1-Month USD Libor+165 basis points),
1,118,812	1/18/2037[3,4,8]	1,087,655
	Voya CLO Ltd.
	Series 2015-1A, Class A1R, 5.094% (3-Month USD Libor+90 basis points),
2,262,844	1/18/2029[3,4,8]	2,239,501
	Series 2015-1A, Class CR, 6.544% (3-Month USD Libor+235 basis points),
2,000,000	1/18/2029[3,4,8]	1,847,857

15

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Series 2017-1A, Class C, 7.409% (3-Month USD Libor+333 basis points),
1,250,000	4/17/2030[3,4,8]	$1,138,807
	Series 2017-2A, Class A1R, 5.059% (3-Month USD Libor+98 basis points),
1,681,592	6/7/2030[3,4,8]	1,652,165
	Series 2013-1A, Class CR, 7.029% (3-Month USD Libor+295 basis points),
1,000,000	10/15/2030[3,4,8]	863,409
	Series 2013-2A, Class CR, 7.072% (3-Month Term SOFR+301.16 basis
2,000,000	points), 4/25/2031[3,4,8]	1,691,614
	Series 2016-3A, Class CR, 7.444% (3-Month USD Libor+325 basis points),
2,000,000	10/18/2031[3,4,8]	1,649,810
	Series 2020-2A, Class ER, 10.627% (3-Month USD Libor+640 basis points),
2,000,000	7/19/2034[3,4,8]	1,767,327
	Series 2022-3A, Class E, 12.612% (3-Month Term SOFR+860 basis points),
1,000,000	10/20/2034[3,4,8]	966,933
	Series 2019-4A, Class ER, 10.789% (3-Month USD Libor+671 basis points),
1,000,000	1/15/2035[3,4,8]	873,292
	Series 2022-1A, Class E, 11.433% (3-Month Term SOFR+747 basis points),
1,500,000	4/20/2035[3,4,8]	1,346,163
	Voya Euro CLO DAC
1,750,000	Series 1X, Class B2NE, 2.100%, 10/15/2030[3]	1,652,903
	Wellfleet CLO Ltd.
	Series 2015-1A, Class DR4, 7.743% (3-Month USD Libor+350 basis points),
750,000	7/20/2029[3,4,8]	704,536
	Wellman Park CLO Ltd.
	Series 2021-1A, Class A, 5.179% (3-Month USD Libor+110 basis points),
4,500,000	7/15/2034[3,4,8]	4,369,258
	Wind River CLO Ltd.
	Series 2013-1A, Class A1RR, 5.223% (3-Month USD Libor+98 basis points),
2,533,069	7/20/2030[3,4,8]	2,500,781
	World Omni Auto Receivables Trust
1,820,766	Series 2020-A, Class A3, 1.100%, 4/15/2025[3]	1,800,676
1,835,452	Series 2020-B, Class A3, 0.630%, 5/15/2025[3]	1,803,959
	World Omni Select Auto Trust
392,752	Series 2021-A, Class A2, 0.290%, 2/18/2025[3]	391,972
	TOTAL ASSET-BACKED SECURITIES
	(Cost $478,702,951)	453,419,285
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.9%
	Alen Mortgage Trust
	Series 2021-ACEN, Class A, 5.468% (1-Month USD Libor+115 basis points),
2,645,000	4/15/2034[4,8]	2,434,537

16

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	BBCMS Mortgage Trust
	Series 2019-BWAY, Class A, 5.274% (1-Month USD Libor+95.6 basis points),
2,550,000	11/15/2034[4,8]	$2,367,122
	Series 2019-BWAY, Class D, 6.478% (1-Month USD Libor+216 basis points),
2,000,000	11/15/2034[4,8]	1,727,912
	Series 2018-TALL, Class A, 5.040% (1-Month USD Libor+72.2 basis points),
2,548,000	3/15/2037[4,8]	2,358,941
	Series 2018-TALL, Class B, 5.289% (1-Month USD Libor+97.1 basis points),
1,000,000	3/15/2037[4,8]	857,489
	Series 2020-BID, Class A, 6.458% (1-Month USD Libor+214 basis points),
2,650,000	10/15/2037[4,8]	2,562,961
	BFLD Trust
	Series 2021-FPM, Class A, 5.918% (1-Month USD Libor+160 basis points),
3,025,000	6/15/2038[3,4,8]	2,891,936
	BPR Trust
	Series 2022-OANA, Class A, 6.234% (1-Month Term SOFR+189.8 basis
3,000,000	points), 4/15/2037[4,8]	2,934,756
	Series 2021-WILL, Class A, 6.068% (1-Month USD Libor+175 basis points),
2,888,755	6/15/2038[4,8]	2,788,691
	Series 2021-WILL, Class B, 7.318% (1-Month USD Libor+300 basis points),
1,000,000	6/15/2038[4,8]	959,694
	BX Commercial Mortgage Trust
	Series 2019-IMC, Class A, 5.318% (1-Month USD Libor+100 basis points),
3,660,000	4/15/2034[4,8]	3,577,496
	BX Trust
2,000,000	Series 2022-CLS, Class A, 5.760%, 10/13/2027[8]	1,962,100
	Series 2022-PSB, Class A, 6.787% (1-Month Term SOFR+245.1 basis points),
1,729,985	8/15/2039[4,8]	1,728,743
	Series 2022-GPA, Class A, 6.501% (1-Month Term SOFR+216.5 basis
1,750,000	points), 10/15/2039[4,8]	1,742,970
	Citigroup Commercial Mortgage Trust
	Series 2018-TBR, Class A, 5.273% (1-Month USD Libor+83 basis points),
1,200,000	12/15/2036[3,4,8]	1,176,319
	Series 2018-TBR, Class B, 5.593% (1-Month USD Libor+115 basis points),
750,000	12/15/2036[3,4,8]	724,918
	COLT Mortgage Loan Trust
93,763	Series 2020-2, Class A1, 1.853%, 3/25/2065[3,8,9]	91,876
	COMM Mortgage Trust
	Series 2018-HCLV, Class A, 5.418% (1-Month USD Libor+110 basis points),
2,500,000	9/15/2033[3,4,8]	2,350,050

17

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	CORE Mortgage Trust
	Series 2019-CORE, Class B, 5.418% (1-Month USD Libor+110 basis points),
205,813	12/15/2031[4,8]	$200,078
	CSMC
	Series 2020-TMIC, Class A, 7.818% (1-Month USD Libor+300 basis points),
1,225,000	12/15/2035[4,8]	1,221,485
	Series 2020-FACT, Class B, 6.318% (1-Month USD Libor+200 basis points),
750,000	10/15/2037[4,8]	714,128
	DBUBS Mortgage Trust
2,841,188	Series 2011-LC3A, Class PM1, 4.452%, 5/10/2044[3,8]	2,712,553
	Fannie Mae Grantor Trust
754,398	Series 2004-T5, Class AB4, 4.320%, 5/28/2035[3,9]	687,510
	Great Wolf Trust
	Series 2019-WOLF, Class B, 5.652% (1-Month USD Libor+133.4 basis
2,500,000	points), 12/15/2036[4,8]	2,413,348
	Series 2019-WOLF, Class C, 5.951% (1-Month USD Libor+163.3 basis
1,250,000	points), 12/15/2036[4,8]	1,195,608
	GS Mortgage Securities Corp. II
2,615,000	Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,8]	2,291,917
	Hilton Orlando Trust
	Series 2018-ORL, Class A, 5.338% (1-Month USD Libor+92 basis points),
2,983,000	12/15/2034[4,8]	2,912,888
	Series 2018-ORL, Class B, 5.618% (1-Month USD Libor+120 basis points),
1,055,000	12/15/2034[4,8]	1,021,878
	Mellon Residential Funding
33,487	Series 1999-TBC3, Class A2, 4.392%, 10/20/2029[3,9]	32,937
	MTK Mortgage Trust
	Series 2021-GRNY, Class A, 6.068% (1-Month USD Libor+175 basis points),
2,500,000	12/15/2038[4,8]	2,402,077
	NYO Commercial Mortgage Trust
	Series 2021-1290, Class A, 5.413% (1-Month USD Libor+109.5 basis
5,400,000	points), 11/15/2038[4,8]	4,910,841
	Taubman Centers Commercial Mortgage Trust
	Series 2022-DPM, Class A, 6.522% (1-Month Term SOFR+218.6 basis
2,500,000	points), 5/15/2037[4,8]	2,434,007
	Worldwide Plaza Trust
1,575,000	Series 2017-WWP, Class F, 3.596%, 11/10/2036[8,9]	897,506
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $64,678,691)	61,287,272

18

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE — 28.0%
	BASIC MATERIALS — 2.2%
	Alcoa Nederland Holding B.V.
1,500,000	6.125%, 5/15/2028[3,7,8]	$1,480,328
	Anglo American Capital PLC
3,100,000	5.625%, 4/1/2030[3,7,8]	3,085,042
	Axalta Coating Systems Dutch Holding B B.V.
851,000	3.750%, 1/15/2025[3]	875,109
	DuPont de Nemours, Inc.
2,750,000	5.716% (3-Month USD Libor+111 basis points), 11/15/2023[4]	2,762,144
	Georgia-Pacific LLC
3,540,000	0.625%, 5/15/2024[8]	3,326,952
	International Flavors & Fragrances, Inc.
3,555,000	1.832%, 10/15/2027[3,8]	2,989,151
	LYB International Finance III LLC
3,000,000	1.250%, 10/1/2025[3]	2,679,258
	SCIL IV LLC / SCIL USA Holdings LLC
1,643,000	6.016% (3-Month Euribor+437.5 basis points), 11/1/2026[3,4]	1,680,327
	Sherwin-Williams Co.
480,000	4.250%, 8/8/2025	472,108
		19,350,419
	COMMUNICATIONS — 3.5%
	AT&T, Inc.
3,785,000	4.941% (SOFR Index+64 basis points), 3/25/2024[3,4]	3,768,092
	Charter Communications Operating LLC / Charter Communications
	Operating Capital
2,700,000	4.908%, 7/23/2025[3]	2,648,884
	Comcast Corp.
410,000	5.250%, 11/7/2025	415,827
4,570,000	4.150%, 10/15/2028[3]	4,391,660
	Discovery Communications LLC
4,170,000	3.900%, 11/15/2024[3]	4,038,645
	eBay, Inc.
2,690,000	1.900%, 3/11/2025[3]	2,519,868
	Juniper Networks, Inc.
2,500,000	2.000%, 12/10/2030[3]	1,909,680
	Match Group, Inc.
2,589,000	4.625%, 6/1/2028[3,8]	2,312,573
	Motorola Solutions, Inc.
4,363,000	2.300%, 11/15/2030[3]	3,421,552
	NortonLifeLock, Inc.
530,000	6.750%, 9/30/2027[3,8]	520,089

19

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
	T-Mobile USA, Inc.
1,175,000	3.500%, 4/15/2025[3]	$1,131,022
	United Group B.V.
750,000	3.625%, 2/15/2028[3]	583,884
	Verizon Communications, Inc.
3,975,000	5.097% (SOFR Index+79 basis points), 3/20/2026[4]	3,877,338
		31,539,114
	CONSUMER, CYCLICAL — 3.8%
	7-Eleven, Inc.
2,936,000	0.800%, 2/10/2024[3,8]	2,795,204
615,000	0.950%, 2/10/2026[3,8]	539,284
	American Honda Finance Corp.
1,813,000	0.750%, 8/9/2024	1,696,003
	BMW U.S. Capital LLC
500,000	0.800%, 4/1/2024[8]	474,266
950,000	3.150%, 4/18/2024[3,8]	926,930
2,180,000	4.339% (SOFR Index+38 basis points), 8/12/2024[4,8]	2,159,501
	Ford Motor Co.
185,000	6.100%, 8/19/2032[3]	171,177
	Ford Motor Credit Co. LLC
520,000	2.300%, 2/10/2025[3]	475,582
1,000,000	4.950%, 5/28/2027[3]	934,770
1,620,000	2.900%, 2/10/2029[3]	1,296,057
	General Motors Financial Co., Inc.
2,000,000	3.950%, 4/13/2024[3]	1,961,592
3,000,000	2.350%, 1/8/2031[3]	2,268,666
	Lowe's Cos., Inc.
2,835,000	4.400%, 9/8/2025	2,795,579
	McDonald's Corp.
4,015,000	3.375%, 5/26/2025[3]	3,887,480
	Nissan Motor Co., Ltd.
2,211,000	4.810%, 9/17/2030[3,7,8]	1,881,263
	PACCAR Financial Corp.
110,000	2.650%, 4/6/2023	109,492
	Sally Holdings LLC / Sally Capital, Inc.
1,495,000	5.625%, 12/1/2025[3]	1,442,481
	Starbucks Corp.
240,000	4.379% (SOFR Index+42 basis points), 2/14/2024[3,4]	238,670

20

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
	Toyota Motor Credit Corp.
3,490,000	3.950%, 6/30/2025	$3,419,900
	Volkswagen Group of America Finance LLC
300,000	0.875%, 11/22/2023[8]	288,670
1,413,000	4.750%, 11/13/2028[8]	1,372,355
	ZF Finance GmbH
1,000,000	3.000%, 9/21/2025[3]	988,676
800,000	2.000%, 5/6/2027[3]	703,209
	ZF North America Capital, Inc.
700,000	4.750%, 4/29/2025[8]	662,784
		33,489,591
	CONSUMER, NON-CYCLICAL — 4.0%
	Baxter International, Inc.
540,000	4.467% (SOFR Index+44 basis points), 11/29/2024[4]	529,940
	Biogen, Inc.
4,280,000	4.050%, 9/15/2025[3]	4,164,881
	Campbell Soup Co.
2,600,000	3.300%, 3/19/2025[3]	2,502,864
	Global Payments, Inc.
1,145,000	2.650%, 2/15/2025[3]	1,078,172
2,715,000	5.300%, 8/15/2029[3]	2,630,800
	GSK Consumer Healthcare Capital U.S. LLC
965,000	3.024%, 3/24/2024[3]	937,032
	HCA, Inc.
4,525,000	4.500%, 2/15/2027[3]	4,367,824
	Heineken N.V.
1,900,000	2.750%, 4/1/2023[7,8]	1,888,748
	Humana, Inc.
1,985,000	4.500%, 4/1/2025[3]	1,962,667
	Illumina, Inc.
1,020,000	5.750%, 12/13/2027[3]	1,034,517
	IQVIA, Inc.
1,000,000	2.250%, 3/15/2029[3]	905,761
	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
1,450,000	2.500%, 1/15/2027[3,7,8]	1,270,360
	Mondelez International Holdings Netherlands B.V.
1,350,000	0.750%, 9/24/2024[7,8]	1,249,899
1,720,000	1.250%, 9/24/2026[3,7,8]	1,497,217
	Pernod Ricard S.A.
3,496,000	3.250%, 6/8/2026[3,7,8]	3,315,442

21

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
	Roche Holdings, Inc.
1,000,000	4.860% (SOFR Rate+56 basis points), 3/10/2025[4,8]	$995,356
	Royalty Pharma PLC
2,665,000	1.200%, 9/2/2025[3,7]	2,387,568
1,775,000	2.150%, 9/2/2031[3,7]	1,346,584
	Universal Health Services, Inc.
2,235,000	2.650%, 10/15/2030[3]	1,783,954
		35,849,586
	ENERGY — 2.8%
	Boardwalk Pipelines LP
2,367,000	4.450%, 7/15/2027[3]	2,254,960
	Buckeye Partners LP
1,450,000	3.950%, 12/1/2026[3]	1,299,563
	Cheniere Corpus Christi Holdings LLC
2,350,000	5.875%, 3/31/2025[3]	2,365,891
	DCP Midstream Operating LP
2,800,000	8.125%, 8/16/2030	3,118,511
	Enbridge, Inc.
5,000,000	4.606% (SOFR Index+63 basis points), 2/16/2024[4,7]	4,974,700
	Energy Transfer LP
1,694,000	4.900%, 2/1/2024[3]	1,685,101
2,985,000	4.750%, 1/15/2026[3]	2,910,817
	Kinder Morgan Energy Partners LP
5,000,000	4.250%, 9/1/2024[3]	4,918,165
	MPLX LP
2,005,000	1.750%, 3/1/2026[3]	1,789,437
		25,317,145
	FINANCIAL — 1.5%
	American Express Co.
1,115,000	4.144% (SOFR Index+23 basis points), 11/3/2023[4]	1,109,823
2,000,000	3.625%, 12/5/2024[3]	1,948,596
1,525,000	3.950%, 8/1/2025[3]	1,495,455
	Aon Global Ltd.
2,750,000	3.500%, 6/14/2024[3,7]	2,685,523
	Charles Schwab Corp.
2,750,000	4.479% (SOFR Index+52 basis points), 5/13/2026[3,4]	2,669,807
	Metropolitan Life Global Funding I
590,000	4.050%, 8/25/2025[8]	577,436

22

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
	Simon Property Group LP
250,000	4.083% (SOFR Index+43 basis points), 1/11/2024[3,4]	$247,712
	VICI Properties LP / VICI Note Co., Inc.
2,915,000	3.500%, 2/15/2025[3,8]	2,753,101
		13,487,453
	INDUSTRIAL — 2.4%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
500,000	2.125%, 8/15/2026[3]	449,059
	BAE Systems Holdings, Inc.
1,000,000	3.800%, 10/7/2024[8]	977,143
	Brambles USA, Inc.
4,600,000	4.125%, 10/23/2025[3,8]	4,427,307
	Cellnex Finance Co., S.A.
1,100,000	1.000%, 9/15/2027[3]	983,390
	Cellnex Telecom S.A.
400,000	1.750%, 10/23/2030[3]	333,198
	Flex Ltd.
670,000	6.000%, 1/15/2028[3,7]	669,744
	Graphic Packaging International LLC
5,185,000	0.821%, 4/15/2024[3,8]	4,855,182
	L3Harris Technologies, Inc.
1,500,000	5.485% (3-Month USD Libor+75 basis points), 3/10/2023[4]	1,500,614
1,201,000	3.950%, 5/28/2024[3]	1,182,294
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
1,480,000	3.350%, 11/1/2029[3,8]	1,249,232
	Republic Services, Inc.
580,000	0.875%, 11/15/2025[3]	520,065
	Sealed Air Corp.
2,035,000	1.573%, 10/15/2026[3,8]	1,759,850
	Standard Industries, Inc.
1,250,000	2.250%, 11/21/2026[3]	1,149,851
	Waste Management, Inc.
1,685,000	3.125%, 3/1/2025[3]	1,629,646
		21,686,575
	TECHNOLOGY — 4.1%
	Cadence Design Systems, Inc.
2,720,000	4.375%, 10/15/2024[3]	2,699,780
	Dell International LLC / EMC Corp.
5,350,000	6.200%, 7/15/2030[3]	5,452,142

23

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
	Entegris, Inc.
1,505,000	4.375%, 4/15/2028[3,8]	$1,333,180
	Fiserv, Inc.
825,000	3.800%, 10/1/2023[3]	816,455
4,750,000	3.850%, 6/1/2025[3]	4,606,118
	Fortinet, Inc.
2,779,000	1.000%, 3/15/2026[3]	2,435,791
	Infor, Inc.
270,000	1.450%, 7/15/2023[3,8]	263,739
	Leidos, Inc.
1,557,000	3.625%, 5/15/2025[3]	1,496,783
1,650,000	2.300%, 2/15/2031[3]	1,267,753
	Marvell Technology, Inc.
5,000,000	4.200%, 6/22/2023[3]	4,972,040
	Micron Technology, Inc.
3,035,000	2.703%, 4/15/2032[3]	2,276,775
	NXP B.V. / NXP Funding LLC
2,300,000	5.550%, 12/1/2028[3,7]	2,301,872
	Qorvo, Inc.
3,310,000	1.750%, 12/15/2024[3,8]	3,052,647
	VMware, Inc.
2,515,000	4.500%, 5/15/2025[3]	2,468,513
	Western Digital Corp.
1,075,000	4.750%, 2/15/2026[3]	1,014,714
		36,458,302
	UTILITIES — 3.7%
	AES Corp.
2,470,000	1.375%, 1/15/2026[3]	2,195,986
1,585,000	2.450%, 1/15/2031[3]	1,264,610
	American Electric Power Co., Inc.
2,170,000	2.031%, 3/15/2024	2,093,295
	Atlantica Sustainable Infrastructure PLC
555,000	4.125%, 6/15/2028[3,7,8]	493,175
	Atmos Energy Corp.
3,045,000	2.625%, 9/15/2029[3]	2,648,849
	Avangrid, Inc.
3,500,000	3.150%, 12/1/2024[3]	3,347,736
	CenterPoint Energy, Inc.
5,120,000	1.450%, 6/1/2026[3]	4,546,340

24

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
	DTE Energy Co.
1,405,000	4.220%, 11/1/2024[10]	$1,382,054
	Duke Energy Corp.
1,400,000	4.399% (SOFR Rate+25 basis points), 6/10/2023[4]	1,396,207
	Georgia Power Co.
2,412,000	2.200%, 9/15/2024[3]	2,301,721
	NextEra Energy Capital Holdings, Inc.
1,250,000	4.314% (SOFR Index+40 basis points), 11/3/2023[3,4]	1,245,032
3,760,000	4.200%, 6/20/2024	3,712,605
	NiSource, Inc.
2,000,000	0.950%, 8/15/2025[3]	1,804,888
	NRG Energy, Inc.
2,350,000	2.450%, 12/2/2027[3,8]	1,950,749
	Southern Co.
2,000,000	4.326% (SOFR Index+37 basis points), 5/10/2023[3,4]	1,994,640
	Southern Power Co.
250,000	0.900%, 1/15/2026[3]	220,346
		32,598,233
	TOTAL CORPORATE
	(Cost $256,971,618)	249,776,418
	U.S. GOVERNMENT — 4.9%
	United States Treasury Bill
9,000,000	3.792%, 1/19/2023	8,985,537
7,000,000	4.048%, 2/16/2023	6,965,231
9,000,000	4.079%, 3/2/2023	8,938,611
9,150,000	4.168%, 3/9/2023	9,079,984
9,500,000	4.202%, 3/14/2023	9,422,927
	TOTAL U.S. GOVERNMENT
	(Cost $43,385,366)	43,392,290
	TOTAL BONDS
	(Cost $843,738,626)	807,875,265

25

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 1.2%
	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I,
10,901,696	4.07%[11,12]	$10,901,696
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,901,696)	10,901,696
	TOTAL INVESTMENTS — 98.5%
	(Cost $912,810,430)	877,211,699
	Other Assets in Excess of Liabilities — 1.5%
		12,973,111
	TOTAL NET ASSETS — 100.0%	$890,184,810

Principal Amount
	SECURITIES SOLD SHORT — (9.8)%
	BONDS — (9.8)%
	U.S. GOVERNMENT — (9.8)%
	United States Treasury Note
$(26,500,000)	0.750%, 5/31/2026	(23,638,822)
(19,585,000)	3.250%, 6/30/2027	(18,943,905)
(8,800,000)	4.125%, 10/31/2027	(8,833,000)
(34,450,000)	1.375%, 10/31/2028	(29,740,030)
(3,253,000)	1.875%, 2/15/2032	(2,760,603)
(320,000)	2.875%, 5/15/2032	(295,000)
(3,100,000)	4.125%, 11/15/2032	(3,164,179)
	TOTAL U.S. GOVERNMENT
	(Proceeds $90,667,272)	(87,375,539)
	TOTAL BONDS
	(Proceeds $90,667,272)	(87,375,539)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $90,667,272)	$(87,375,539)

EUR – Euro

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.

26

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

[4]	Floating rate security.
[5]	All or a portion of the loan is unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.
[7]	Foreign security denominated in U.S. Dollars.
[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $485,208,046 which represents 54.51% of total net assets of the Fund.
[9]	Variable rate security.
[10]	Step rate security.
[11]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $8,072,158, which represents 0.91% of total net assets of the Fund.
[12]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

27

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at December 31, 2022	Unrealized Appreciation (Depreciation)
(50)	U.S. 5 Year Treasury Note	Mar 2023	$(5,505,078)	$(5,396,484)	$108,594
(50)	U.S. 10 Year Treasury Note	Mar 2023	(5,675,781)	(5,614,844)	60,937
TOTAL FUTURES CONTRACTS			$(11,180,859)	$(11,011,328)	$169,531

See accompanying Notes to Financial Statements.

28

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Currency Amount Sold	Value At Settlement Date	Value At December 31, 2022	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	(37,781,250)	$(38,727,847)	$(40,731,500)	$(2,003,653)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(38,727,847)	$(40,731,500)	$(2,003,653)

EUR – Euro

See accompanying Notes to Financial Statements.

29

Palmer Square Income Plus Fund

SUMMARY OF INVESTMENTS

As of December 31, 2022(Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bonds
Asset-Backed Securities	50.9%
Corporate	28.0%
Commercial Mortgage-Backed Securities	6.9%
U.S. Government	4.9%
Total Bonds	90.7%
Bank Loans	6.6%
Short-Term Investments	1.2%
Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

30

Palmer Square Income Plus Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2022 (Unaudited)

Assets:
Investments, at value (cost $912,810,430)	$877,211,699
Foreign currency, at value (cost $2,691,830)	2,731,803
Cash	86,757
Cash held by broker for futures contracts	2,712,001
Cash held by broker for securities sold short and swap contracts	95,069,357
Segregated cash held by custodian for benefit of brokers for securities sold short and swap contracts	980,000
Receivables:
Variation margin on futures contracts	169,531
Investment securities sold	3,181,114
Fund shares sold	499,577
Interest	7,821,914
Prepaid expenses	39,758
Total assets	990,503,511

Liabilities:
Securities sold short, at value (proceeds $90,667,272)	87,375,539
Payables:
Investment securities purchased	2,360,977
Fund shares redeemed	7,344,742
Unrealized depreciation on forward foreign currency exchange contracts	2,003,653
Advisory fees	380,850
Shareholder servicing fees (Note 6)	104,755
Fund administration and accounting fees	148,241
Transfer agent fees and expenses	4,280
Custody fees	32,206
Interest on securities sold short	521,623
Auditing fees	16,272
Trustees' deferred compensation (Note 3)	12,789
Trustees' fees and expenses	1,186
Chief Compliance Officer fees	454
Accrued other expenses	11,134
Total liabilities	100,318,701

Net Assets	$890,184,810

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$940,961,183
Total accumulated earnings (deficit)	(50,776,373)
Net Assets	$890,184,810

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$890,184,810
Shares of beneficial interest issued and outstanding	92,373,837
Offering and redemption price per share	$9.64

See accompanying Notes to Financial Statements.

31

Palmer Square Income Plus Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2022 (Unaudited)

Investment Income:
Interest	$24,041,608
Total investment income (loss)	24,041,608

Expenses:
Advisory fees	2,447,972
Shareholder servicing fees (Note 6)	467,385
Fund administration and accounting fees	368,920
Transfer agent fees and expenses	17,973
Custody fees	29,570
Interest on securities sold short	890,951
Commitment fees (Note 13)	65,283
Brokerage expense	39,458
Registration fees	35,422
Shareholder reporting fees	17,975
Auditing fees	16,272
Miscellaneous	12,318
Legal fees	9,744
Trustees' fees and expenses	7,546
Chief Compliance Officer fees	5,326
Insurance fees	2,535
Net expenses	4,434,650
Net investment income (loss)	19,606,958

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(7,476,952)
Futures contracts	182,554
Securities sold short	2,758,714
Swap contracts	2,182,445
Foreign currency transactions	1,683,383
Net realized gain (loss)	(669,856)
Net change in unrealized appreciation (depreciation) on:
Investments	913,007
Futures contracts	449,315
Securities sold short	1,844,483
Forward contracts	(2,666,164)
Swap contracts	2,215,769
Foreign currency transactions	41,639
Net change in unrealized appreciation (depreciation)	2,798,049
Net realized and unrealized gain (loss)	2,128,193

Net Increase (Decrease) in Net Assets from Operations	$21,735,151

See accompanying Notes to Financial Statements.

32

Palmer Square Income Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$19,606,958	$13,400,198
Net realized gain (loss) on investments, futures contracts, purchased option contracts, securities sold short, swap contracts, and foreign currency	(669,856)	642,969
Net change in unrealized appreciation (depreciation) on investments, futures contracts, purchased options contracts, securities sold short, swap contract, forward contracts, and foreign currency	2,798,049	(42,638,984)
Net increase (decrease) in net assets resulting from operations	21,735,151	(28,595,817)

Distributions to Shareholders:
Distributions	(24,042,223)	(12,171,104)
Return of Capital	-	(430,037)
Total distributions to shareholders	(24,042,223)	(12,601,141)

Capital Transactions:
Net proceeds from shares sold	151,298,176	539,751,063
Reinvestment of distributions	20,196,806	11,232,107
Cost of shares redeemed	(304,288,469)	(340,744,720)
Net increase (decrease) in net assets from capital transactions	(132,793,487)	210,238,450

Total increase (decrease) in net assets	(135,100,559)	169,041,492

Net Assets:
Beginning of period	1,025,285,369	856,243,877
End of period	$890,184,810	$1,025,285,369

Capital Share Transactions:
Shares sold	15,604,677	54,064,445
Shares reinvested	2,097,179	1,133,352
Shares redeemed	(31,351,461)	(34,248,022)
Net increase (decrease) in capital share transactions	(13,649,605)	20,949,775

See accompanying Notes to Financial Statements.

33

Palmer Square Income Plus Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2022	For the Year Ended June 30,			For the Period February 1, 2019 through June 30,	For the Year Ended January 31,
	(Unaudited)	2022	2021	2020	2019*	2019	2018
Net asset value, beginning of period	$9.67	$10.06	$9.75	$9.87	$9.83	$9.90	$9.81
Income from Investment Operations:
Net investment income (loss)[1,2]	0.19	0.14	0.16	0.28	0.14	0.29	0.27
Net realized and unrealized gain (loss)	0.03	(0.40)	0.30	(0.13)	0.06	(0.08)	0.07
Total from investment operations	0.22	(0.26)	0.46	0.15	0.20	0.21	0.34

Less Distributions:
From net investment income	(0.25)	(0.13)	(0.15)	(0.27)	(0.16)	(0.28)	(0.25)
From return of capital	-	- [3]	-	-	-	-	-
Total distributions	(0.25)	(0.13)	(0.15)	(0.27)	(0.16)	(0.28)	(0.25)

Redemption fee proceeds[1]	-	-	-	-	-	-	- [3]
Net asset value, end of period	$9.64	$9.67	$10.06	$9.75	$9.87	$9.83	$9.90

Total return[4]	2.24%[7]	(2.63)%	4.75%	1.64%	2.01%[7]	2.11%	3.50%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$890,185	$1,025,285	$856,244	$625,347	$582,734	$544,830	$458,328

Ratio of expenses to average net assets (including brokerage expense, commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[5,6]	0.89%[8]	0.75%	0.90%	0.82%	0.77%[8]	0.80%	0.81%
After fees waived and expenses absorbed/recovered[5,6]	0.89%[8]	0.75%	0.94%	0.85%	0.77%[8]	0.77%	0.76%

Ratio of net investment income (loss) to average net assets (including brokerage expense, commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[2]	3.92%[8]	1.39%	1.64%	2.86%	3.44%[8]	2.89%	2.65%
After fees waived and expenses absorbed/recovered[2]	3.92%[8]	1.39%	1.60%	2.83%	3.44%[8]	2.92%	2.70%

Portfolio turnover rate	62%[7]	111%	167%	147%	45%[7]	214%	361%

*	Fiscal year end changed to June 30 effective February 1, 2019.
[1]	Based on average shares outstanding for the period.
2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	If brokerage expense, commitment fees, and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.20% for the six months ended December 31, 2022, 0.06%, 0.20%, and 0.10% for the fiscal years ended June 30, 2022, 2021, and 2020, respectively, 0.02% for the period ended June 30, 2019, 0.02% and 0.01% for the fiscal years ended January 31, 2019 and 2018, respectively.
[7]	Not annualized.
[8]	Annualized.

See accompanying Notes to Financial Statements.

34

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 3.4%
	Berry Global, Inc.
246,367	6.024% (1-Month USD Libor+175 basis points), 7/1/2026[2,3,4]	$244,855
	Buckeye Partners LP
250,000	2.250% (1-Month USD Libor+225 basis points), 11/1/2026[2,3,4]	248,920
	Citadel Securities LP
249,367	6.701% (1-Month USD Libor+250 basis points), 2/2/2028[2,3,4]	245,253
	Flutter Financing B.V.
249,375	6.781% (1-Month Term SOFR+325 basis points), 7/4/2028[3,4,5]	248,648
	Hilton Worldwide Finance LLC
250,000	6.173% (1-Month USD Libor+175 basis points), 6/21/2026[2,3,4]	249,516
	SkyMiles IP Ltd.
250,000	7.993% (3-Month USD Libor+375 basis points), 10/20/2027[3,4,5]	255,298
	Trans Union LLC
248,539	4.274% (1-Month USD Libor+175 basis points), 11/15/2026[2,3,4]	245,455
	Vistra Operations Co. LLC
245,140	0.000% (1-Month USD Libor+175 basis points), 12/31/2025[2,3,4]	243,371
	TOTAL BANK LOANS
	(Cost $1,975,524)	1,981,316
	BONDS — 95.9%
	ASSET-BACKED SECURITIES — 51.4%
	Ally Auto Receivables Trust
342,088	Series 2022-1, Class A2, 2.670%, 4/15/2025[3]	339,101
	Ammc CLO 20 Ltd.
	Series 2017-20A, Class DR, 7.229% (3-Month USD Libor+315 basis points),
500,000	4/17/2029[3,4,6]	484,027
	Ares CLO Ltd.
	Series 2017-42A, Class AR, 5.245% (3-Month USD Libor+92 basis points),
365,515	1/22/2028[3,4,6]	362,051
	Ares XL CLO Ltd.
	Series 2016-40A, Class A1RR, 4.949% (3-Month USD Libor+87 basis points),
1,096,311	1/15/2029[3,4,6]	1,084,187
	Atrium XII
	Series 12A, Class AR, 5.155% (3-Month USD Libor+83 basis points),
1,045,610	4/22/2027[3,4,6]	1,035,051
	Barings CLO Ltd.
	Series 2013-IA, Class AR, 5.043% (3-Month USD Libor+80 basis points),
493,787	1/20/2028[3,4,6]	491,649
	Series 2013-IA, Class BR, 5.493% (3-Month USD Libor+125 basis points),
1,500,000	1/20/2028[3,4,6]	1,468,862
	Capital One Prime Auto Receivables Trust
67,127	Series 2019-2, Class A3, 1.920%, 5/15/2024[3]	67,002
	CarMax Auto Owner Trust
147,540	Series 2019-3, Class A3, 2.180%, 8/15/2024[3]	146,961

35

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
299,558	Series 2019-4, Class A3, 2.020%, 11/15/2024[3]	$296,867
321,817	Series 2022-2, Class A2A, 2.810%, 5/15/2025[3]	318,694
489,763	Series 2021-1, Class A3, 0.340%, 12/15/2025[3]	473,551
341,949	Series 2021-2, Class A3, 0.520%, 2/17/2026[3]	329,149
	CIFC Funding Ltd.
	Series 2015-3A, Class AR, 5.097% (3-Month USD Libor+87 basis points),
482,661	4/19/2029[3,4,6]	474,387
	Series 2013-3RA, Class A1, 5.305% (3-Month USD Libor+98 basis points),
500,000	4/24/2031[3,4,6]	492,965
	COLT Mortgage Loan Trust
425,834	Series 2021-4, Class A1, 1.397%, 10/25/2066[3,6,7]	347,817
	Daimler Trucks Retail Trust
300,000	Series 2022-1, Class A2, 5.070%, 9/16/2024[3]	299,802
	DLLST LLC
4,087	Series 2022-1A, Class A1, 1.560%, 5/22/2023[3,6]	4,080
200,000	Series 2022-1A, Class A2, 2.790%, 1/22/2024[3,6]	198,323
	Ellington Financial Mortgage Trust
324,132	Series 2021-2, Class A1, 0.931%, 6/25/2066[3,6,7]	250,912
302,657	Series 2021-3, Class A1, 1.241%, 9/25/2066[3,6,7]	242,836
	Flatiron CLO 17 Ltd.
	Series 2017-1A, Class AR, 5.586% (3-Month USD Libor+98 basis points),
590,151	5/15/2030[3,4,6]	581,681
	Ford Credit Auto Owner Trust
19,216	Series 2019-C, Class A3, 1.870%, 3/15/2024[3]	19,190
	Galaxy CLO Ltd.
	Series 2017-23A, Class AR, 5.195% (3-Month USD Libor+87 basis points),
465,397	4/24/2029[3,4,6]	458,765
	GM Financial Automobile Leasing Trust
215,524	Series 2021-2, Class A3, 0.340%, 5/20/2024[3]	212,631
226,495	Series 2020-2, Class B, 1.560%, 7/22/2024[3]	226,109
500,000	Series 2021-3, Class A3, 0.390%, 10/21/2024[3]	485,861
	GM Financial Consumer Automobile Receivables Trust
359,272	Series 2021-4, Class A2, 0.280%, 11/18/2024[3]	355,443
300,529	Series 2020-4, Class A3, 0.380%, 8/18/2025[3]	292,225
	Grippen Park CLO Ltd.
	Series 2017-1A, Class A, 5.503% (3-Month USD Libor+126 basis points),
454,336	1/20/2030[3,4,6]	449,673
	Highbridge Loan Management Ltd.
	Series 7A-2015, Class CR, 6.306% (3-Month USD Libor+170 basis points),
650,000	3/15/2027[3,4,6]	628,098

36

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Honda Auto Receivables Owner Trust
259,665	Series 2020-2, Class A3, 0.820%, 7/15/2024[3]	$255,878
	Honda Auto Receivables 2020-2 Owner Trust
550,000	Series 2020-2, Class A4, 1.090%, 10/15/2026[3]	532,705
	HPEFS Equipment Trust
43,132	Series 2021-2A, Class A2, 0.300%, 9/20/2028[3,6]	42,947
	Hyundai Auto Lease Securitization Trust
725,000	Series 2021-B, Class A3, 0.330%, 6/17/2024[3,6]	714,013
299,501	Series 2022-B, Class A2A, 2.750%, 10/15/2024[3,6]	295,637
700,000	Series 2022-A, Class A3, 1.160%, 1/15/2025[3,6]	675,740
450,000	Series 2022-C, Class A2A, 4.340%, 1/15/2025[3,6]	446,630
	Hyundai Auto Receivables Trust
112,931	Series 2021-B, Class A2, 0.240%, 5/15/2024[3]	112,466
	Madison Park Funding Ltd.
	Series 2013-11A, Class AR2, 5.225% (3-Month USD Libor+90 basis points),
242,246	7/23/2029[3,4,6]	237,718
	Series 2019-33A, Class AR, 5.154% (3-Month Term SOFR+129 basis points),
500,000	10/15/2032[3,4,6]	494,204
	Mariner CLO LLC
	Series 2016-3A, Class BR2, 5.825% (3-Month USD Libor+150 basis points),
250,000	7/23/2029[3,4,6]	243,251
	Mercedes-Benz Auto Receivables Trust
274,705	Series 2019-1, Class A4, 2.040%, 1/15/2026[3]	271,462
	MMAF Equipment Finance LLC
148,882	Series 2020-A, Class A2, 0.740%, 4/9/2024[3,6]	147,332
350,000	Series 2022-A, Class A2, 2.770%, 2/13/2025[3,6]	343,651
	Newark BSL CLO Ltd.
	Series 2016-1A, Class A1R, 5.458% (3-Month USD Libor+110 basis points),
480,813	12/21/2029[3,4,6]	475,195
	Nissan Auto Receivables Owner Trust
76,796	Series 2019-C, Class A3, 1.930%, 7/15/2024[3]	76,525
339,394	Series 2020-A, Class A3, 1.380%, 12/16/2024[3]	334,824
375,000	Series 2019-C, Class A4, 1.950%, 5/15/2026[3]	366,544
	OCP CLO Ltd.
	Series 2014-7A, Class A1RR, 5.363% (3-Month USD Libor+112 basis points),
1,641,681	7/20/2029[3,4,6]	1,626,713
	Onslow Bay Mortgage Loan Trust
313,374	Series 2021-NQM4, Class A1, 1.957%, 10/25/2061[3,6,7]	250,778
	Rad CLO 3 Ltd.
	Series 2019-3A, Class A, 5.559% (3-Month USD Libor+148 basis points),
500,000	4/15/2032[3,4,6]	496,612

37

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Regatta Funding LP
	Series 2013-2A, Class CR2, 7.779% (3-Month USD Libor+370 basis points),
500,000	1/15/2029[3,4,6]	$475,470
	Starwood Mortgage Residential Trust
235,391	Series 2021-5, Class A1, 1.920%, 9/25/2066[3,6,7]	190,707
281,709	Series 2022-1, Class A1, 2.447%, 12/25/2066[3,6,7]	237,147
	Stratus CLO Ltd.
	Series 2021-3A, Class A, 5.193% (3-Month USD Libor+95 basis points),
226,300	12/29/2029[3,4,6]	223,329
	Series 2021-1A, Class C, 5.993% (3-Month USD Libor+175 basis points),
625,000	12/29/2029[3,4,6]	579,582
	Symphony CLO XIV Ltd.
	Series 2014-14A, Class CR, 6.111% (3-Month USD Libor+210 basis points),
1,000,000	7/14/2026[3,4,6]	1,001,566
	Series 2014-14A, Class DR, 7.111% (3-Month USD Libor+310 basis points),
500,000	7/14/2026[3,4,6]	496,161
	Symphony CLO XVII Ltd.
	Series 2016-17A, Class DR, 6.729% (3-Month USD Libor+265 basis points),
500,000	4/15/2028[3,4,6]	482,622
	TICP CLO II-2 Ltd.
	Series 2018-IIA, Class A1, 5.083% (3-Month USD Libor+84 basis points),
774,706	4/20/2028[3,4,6]	772,443
	Series 2018-IIA, Class A2, 5.493% (3-Month USD Libor+125 basis points),
1,000,000	4/20/2028[3,4,6]	983,529
	Toyota Auto Receivables Owner Trust
518,000	Series 2021-B, Class A3, 0.260%, 11/17/2025[3]	498,204
	Voya CLO Ltd.
	Series 2015-1A, Class A1R, 5.094% (3-Month USD Libor+90 basis points),
247,757	1/18/2029[3,4,6]	245,201
	Series 2017-1A, Class A1R, 5.029% (3-Month USD Libor+95 basis points),
708,892	4/17/2030[3,4,6]	700,116
	World Omni Auto Receivables Trust
130,171	Series 2020-A, Class A3, 1.100%, 4/15/2025[3]	128,735
329,722	Series 2020-B, Class A3, 0.630%, 5/15/2025[3]	324,065
	World Omni Automobile Lease Securitization Trust
700,000	Series 2021-A, Class A3, 0.420%, 8/15/2024[3]	679,427
	World Omni Select Auto Trust
500,000	Series 2021-A, Class A3, 0.530%, 3/15/2027[3]	483,177
	World Omni Select Auto Trust
78,113	Series 2021-A, Class A2, 0.290%, 2/18/2025[3]	77,958

38

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	York CLO 1 Ltd.
	Series 2014-1A, Class BRR, 5.975% (3-Month USD Libor+165 basis points),
460,000	10/22/2029[3,4,6]	$447,780
	TOTAL ASSET-BACKED SECURITIES
	(Cost $30,969,413)	30,385,994
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
	Citigroup Commercial Mortgage Trust
	Series 2018-TBR, Class A, 5.273% (1-Month USD Libor+83 basis points),
300,000	12/15/2036[3,4,6]	294,080
	COLT Mortgage Loan Trust
22,503	Series 2020-2, Class A1, 1.853%, 3/25/2065[3,6,7]	22,050
	GS Mortgage Securities Corp. II
750,000	Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,6]	657,337
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,084,190)	973,467
	CORPORATE — 24.3%
	BASIC MATERIALS — 1.0%
	DuPont de Nemours, Inc.
225,000	5.716% (3-Month USD Libor+111 basis points), 11/15/2023[4]	225,994
	Georgia-Pacific LLC
190,000	0.625%, 5/15/2024[6]	178,565
	Sherwin-Williams Co.
220,000	4.250%, 8/8/2025	216,383
		620,942
	COMMUNICATIONS — 2.2%
	Amazon.com, Inc.
150,000	2.400%, 2/22/2023[3]	149,521
	AT&T, Inc.
375,000	5.915% (3-Month USD Libor+118 basis points), 6/12/2024[4]	377,764
	Comcast Corp.
220,000	5.250%, 11/7/2025	223,126
	eBay, Inc.
225,000	1.900%, 3/11/2025[3]	210,770
	Fox Corp.
225,000	4.030%, 1/25/2024[3]	222,486
	Verizon Communications, Inc.
125,000	5.097% (SOFR Index+79 basis points), 3/20/2026[4]	121,929
		1,305,596

39

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL — 3.8%
	7-Eleven, Inc.
125,000	0.800%, 2/10/2024[3,6]	$119,006
	American Honda Finance Corp.
225,000	0.750%, 8/9/2024	210,480
	BMW U.S. Capital LLC
140,000	4.339% (SOFR Index+38 basis points), 8/12/2024[4,6]	138,683
	Daimler Trucks Finance North America LLC
250,000	5.300% (SOFR Rate+100 basis points), 4/5/2024[4,6]	249,146
	General Motors Financial Co., Inc.
100,000	1.700%, 8/18/2023	97,731
	Hyundai Capital America
225,000	1.250%, 9/18/2023[6]	218,125
	Lowe's Cos., Inc.
225,000	4.000%, 4/15/2025[3]	220,816
20,000	4.400%, 9/8/2025	19,722
	McDonald's Corp.
170,000	3.375%, 5/26/2025[3]	164,601
	Mercedes-Benz Finance North America LLC
200,000	3.650%, 2/22/2024[6]	196,656
	PACCAR Financial Corp.
150,000	2.650%, 4/6/2023	149,307
	Starbucks Corp.
15,000	4.379% (SOFR Index+42 basis points), 2/14/2024[3,4]	14,917
	Toyota Motor Credit Corp.
225,000	3.950%, 6/30/2025	220,481
	Volkswagen Group of America Finance LLC
220,000	0.875%, 11/22/2023[6]	211,691
		2,231,362
	CONSUMER, NON-CYCLICAL — 6.9%
	AbbVie, Inc.
235,000	2.600%, 11/21/2024[3]	224,984
	Baxter International, Inc.
220,000	4.467% (SOFR Index+44 basis points), 11/29/2024[4]	215,902
	Biogen, Inc.
255,000	4.050%, 9/15/2025[3]	248,141
	Cardinal Health, Inc.
275,000	3.200%, 3/15/2023	274,244
	Cigna Corp.
225,000	3.250%, 4/15/2025[3]	216,867
	Constellation Brands, Inc.
225,000	3.600%, 5/9/2024	220,677

40

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
	Diageo Capital PLC
150,000	2.125%, 10/24/2024[3,5]	$142,390
	GSK Consumer Healthcare Capital UK PLC
275,000	3.125%, 3/24/2025[5]	261,753
	Humana, Inc.
250,000	4.500%, 4/1/2025[3]	247,187
	McCormick & Co., Inc.
225,000	3.150%, 8/15/2024[3]	217,963
	McKesson Corp.
250,000	2.850%, 3/15/2023[3]	249,064
	Mondelez International Holdings Netherlands B.V.
250,000	0.750%, 9/24/2024[5,6]	231,463
	Moody's Corp.
225,000	3.750%, 3/24/2025[3]	218,952
	PayPal Holdings, Inc.
175,000	1.650%, 6/1/2025[3]	162,619
	Pfizer, Inc.
225,000	3.400%, 5/15/2024	220,695
	Stryker Corp.
275,000	3.500%, 3/15/2026[3]	264,272
	Sysco Corp.
250,000	3.750%, 10/1/2025[3]	242,173
	Thermo Fisher Scientific, Inc.
200,000	4.064% (SOFR Index+35 basis points), 4/18/2023[3,4]	199,560
		4,058,906
	ENERGY — 1.6%
	Enbridge, Inc.
300,000	4.606% (SOFR Index+63 basis points), 2/16/2024[4,5]	298,482
	Energy Transfer LP
250,000	4.200%, 9/15/2023[3]	248,501
	Enterprise Products Operating LLC
225,000	3.900%, 2/15/2024[3]	221,643
	Kinder Morgan Energy Partners LP
150,000	3.450%, 2/15/2023[3]	149,683
		918,309
	FINANCIAL — 1.4%
	American Express Co.
35,000	4.144% (SOFR Index+23 basis points), 11/3/2023[4]	34,837
225,000	3.625%, 12/5/2024[3]	219,217

41

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
	Aon Global Ltd.
250,000	3.500%, 6/14/2024[3,5]	$244,138
	Charles Schwab Corp.
100,000	4.479% (SOFR Index+52 basis points), 5/13/2026[3,4]	97,084
	Intercontinental Exchange, Inc.
225,000	3.650%, 5/23/2025[3]	220,363
	Simon Property Group LP
15,000	4.083% (SOFR Index+43 basis points), 1/11/2024[3,4]	14,863
		830,502
	INDUSTRIAL — 1.7%
	3M Co.
150,000	2.250%, 3/15/2023[3]	149,181
	Caterpillar Financial Services Corp.
250,000	4.435% (SOFR Rate+27 basis points), 9/13/2024[4]	248,398
	Parker-Hannifin Corp.
150,000	2.700%, 6/14/2024[3]	144,528
	Union Pacific Corp.
150,000	2.950%, 1/15/2023[3]	149,897
	Waste Management, Inc.
110,000	3.125%, 3/1/2025[3]	106,386
	WRKCo, Inc.
225,000	3.750%, 3/15/2025[3]	217,800
		1,016,190
	TECHNOLOGY — 3.1%
	Apple, Inc.
275,000	3.250%, 2/23/2026[3]	264,508
	Fidelity National Information Services, Inc.
220,000	0.600%, 3/1/2024	208,266
	Fiserv, Inc.
250,000	3.800%, 10/1/2023[3]	247,411
	Hewlett Packard Enterprise Co.
62,000	4.450%, 10/2/2023[3]	61,651
225,000	1.450%, 4/1/2024[3]	214,832
	International Business Machines Corp.
225,000	3.000%, 5/15/2024	218,939
	Marvell Technology, Inc.
200,000	4.200%, 6/22/2023[3]	198,882
	Microsoft Corp.
150,000	2.375%, 5/1/2023[3]	148,949

42

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
	NVIDIA Corp.
275,000	0.309%, 6/15/2023[3]	$269,576
		1,833,014
	UTILITIES — 2.6%
	American Electric Power Co., Inc.
230,000	2.031%, 3/15/2024	221,870
	Avangrid, Inc.
150,000	3.150%, 12/1/2024[3]	143,474
	Dominion Energy, Inc.
280,000	3.300%, 3/15/2025[3]	268,922
	DTE Energy Co.
40,000	4.220%, 11/1/2024[8]	39,347
	Duke Energy Corp.
150,000	4.399% (SOFR Rate+25 basis points), 6/10/2023[4]	149,594
	Eversource Energy
225,000	0.800%, 8/15/2025[3]	201,829
	NextEra Energy Capital Holdings, Inc.
300,000	4.314% (SOFR Index+40 basis points), 11/3/2023[3,4]	298,808
	NiSource, Inc.
250,000	0.950%, 8/15/2025[3]	225,611
		1,549,455
	TOTAL CORPORATE
	(Cost $14,566,097)	14,364,276
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
	Onslow Bay Mortgage Loan Trust
193,590	Series 2021-NQM2, Class A1, 1.101%, 5/25/2061[3,6,7]	148,322
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
	(Cost $193,590)	148,322
	U.S. GOVERNMENT — 18.4%
	United States Treasury Bill
500,000	2.596%, 1/3/2023	500,000
500,000	3.537%, 1/10/2023	499,649
500,000	3.606%, 1/12/2023	499,566
1,250,000	3.792%, 1/19/2023	1,247,991
1,250,000	4.813%, 1/26/2023	1,246,905
1,350,000	3.884%, 2/2/2023	1,345,722
1,000,000	3.882%, 2/9/2023	996,016
1,000,000	4.048%, 2/16/2023	995,033

43

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	U.S. GOVERNMENT (Continued)
1,200,000	4.079%, 3/2/2023	$1,191,815
1,200,000	4.226%, 3/21/2023	1,189,164
1,200,000	4.252%, 3/28/2023	1,188,233
	TOTAL U.S. GOVERNMENT
	(Cost $10,896,944)	10,900,094
	TOTAL BONDS
	(Cost $57,710,234)	56,772,153

Number of Shares
	SHORT-TERM INVESTMENTS — 0.9%
	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I,
534,402	4.07%[9,10]	$534,402
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $534,402)	534,402
	TOTAL INVESTMENTS — 100.2%
	(Cost $60,220,160)	59,287,871
	Liabilities in Excess of Other Assets — (0.2)%
		(116,923)
	TOTAL NET ASSETS — 100.0%	$59,170,948

Principal Amount
	SECURITIES SOLD SHORT — (1.4)%
	BONDS — (1.4)%
	U.S. GOVERNMENT — (1.4)%
	United States Treasury Note
$(575,000)	3.250%, 6/30/2027	(556,178)
(300,000)	4.125%, 10/31/2027	(301,125)
	TOTAL U.S. GOVERNMENT
	(Proceeds $863,794)	(857,303)
	TOTAL BONDS
	(Proceeds $863,794)	(857,303)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $863,794)	$(857,303)

[1]	Local currency.

44

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $25,046,562 which represents 42.33% of total net assets of the Fund.
[7]	Variable rate security.
[8]	Step rate security.
[9]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $510,305, which represents 0.86% of total net assets of the Fund.
[10]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

45

Palmer Square Ultra-Short Duration Investment Grade Fund

SUMMARY OF INVESTMENTS

As of December 31, 2022(Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bonds
Asset-Backed Securities	51.4%
Corporate	24.3%
U.S. Government	18.4%
Commercial Mortgage-Backed Securities	1.6%
Residential Mortgage-Backed Securities	0.2%
Total Bonds	95.9%
Bank Loans	3.4%
Short-Term Investments	0.9%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

46

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2022 (Unaudited)

Assets:
Investments, at value (cost $60,220,160)	$59,287,871
Cash held at broker for futures contracts	30,605
Cash held at broker for securities sold short	1,010,028
Receivables:
Fund shares sold	4,990
Interest	328,087
Prepaid expenses	16,864
Total assets	60,678,445

Liabilities:
Securities sold short, at value (proceeds $863,794)	857,303
Payables:
Investment securities purchased	501,250
Fund shares redeemed	71,158
Advisory fees	3,427
Shareholder servicing fees (Note 6)	6,965
Fund administration and accounting fees	20,663
Transfer agent fees and expenses	2,383
Custody fees	5,961
Auditing fees	12,220
Interest on securities sold short	11,515
Trustees' deferred compensation (Note 3)	7,622
Trustees' fees and expenses	1,668
Commitment fees (Note 13)	779
Chief Compliance Officer fees	157
Accrued other expenses	4,426
Total liabilities	1,507,497

Net Assets	$59,170,948

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$60,297,234
Total accumulated earnings (deficit)	(1,126,286)
Net Assets	$59,170,948

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$59,170,948
Shares of beneficial interest issued and outstanding	3,017,119
Offering and redemption price per share	$19.61

See accompanying Notes to Financial Statements.

47

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2022 (Unaudited)

Investment Income:
Interest	$806,354
Total investment income (loss)	806,354

Expenses:
Advisory fees	60,328
Shareholder servicing fees (Note 6)	17,370
Fund administration and accounting fees	44,474
Transfer agent fees and expenses	10,652
Custody fees	6,418
Registration fees	14,108
Auditing fees	12,220
Legal fees	8,539
Chief Compliance Officer fees	4,826
Shareholder reporting fees	4,790
Trustees' fees and expenses	3,025
Miscellaneous	2,987
Insurance fees	1,777
Commitment fees (Note 13)	520
Interest on securities sold short	7,206
Total expenses	199,240
Advisory fees (waived) recovered	(60,328)
Other expenses absorbed	(10,529)
Net expenses	128,383
Net investment income (loss)	677,971

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(43,542)
Securities sold short	45,459
Futures contracts	(588)
Net realized gain (loss)	1,329
Net change in unrealized appreciation (depreciation) on:
Investments	(151,516)
Securities sold short	(3,829)
Futures contracts	4,575
Net change in unrealized appreciation (depreciation)	(150,770)
Net realized and unrealized gain (loss)	(149,441)

Net Increase (Decrease) in Net Assets from Operations	$528,530

See accompanying Notes to Financial Statements.

48

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$677,971	$296,825
Net realized gain (loss) on investments and securities sold short	1,329	(15,746)
Net change in unrealized appreciation (depreciation) on investments and securities sold short	(150,770)	(912,106)
Net increase (decrease) in net assets resulting from operations	528,530	(631,027)

Distributions to Shareholders:
Distributions	(664,701)	(344,880)
Total distributions to shareholders	(664,701)	(344,880)

Capital Transactions:
Net proceeds from shares sold	30,762,849	34,203,815
Reinvestment of distributions	478,617	294,845
Cost of shares redeemed	(14,707,005)	(62,112,515)
Net increase (decrease) in net assets from capital transactions	16,534,461	(27,613,855)

Total increase (decrease) in net assets	16,398,290	(28,589,762)

Net Assets:
Beginning of period	42,772,658	71,362,420
End of period	$59,170,948	$42,772,658

Capital Share Transactions:
Shares sold	1,566,199	1,710,166
Shares reinvested	24,423	14,835
Shares redeemed	(746,958)	(3,108,361)
Net increase (decrease) in capital share transactions	843,664	(1,383,360)

See accompanying Notes to Financial Statements.

49

Palmer Square Ultra-Short Duration Investment Grade Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2022	For the Year Ended June 30,			For the Period August 1, 2018 through June 30,	For the Year Ended	For the Period October 7, 2016* through
	(Unaudited)	2022	2021	2020	2019**	July 31, 2018	July 31, 2017
Net asset value, beginning of period	$19.68	$20.06	$20.01	$20.05	$20.02	$20.03	20.00
Income from Investment Operations:
Net investment income (loss)[1]	0.28	0.10	0.12	0.39	0.46	0.35	0.23
Net realized and unrealized gain (loss)	(0.10)	(0.35)	0.05	(0.01)	0.06	(0.02)	0.01
Total from investment operations	0.18	(0.25)	0.17	0.38	0.52	0.33	0.24
Less Distributions:
From net investment income	(0.25)	(0.13)	(0.12)	(0.42)	(0.49)	(0.34)	(0.21)
Total distributions	(0.25)	(0.13)	(0.12)	(0.42)	(0.49)	(0.34)	(0.21)

Redemption fee proceeds[1]	-	-	-	-	- [2]	- [2]	- [2]
Net asset value, end of period	$19.61	$19.68	$20.06	$20.01	$20.05	$20.02	$20.03

Total return[2]	0.93%[4]	(1.23)%	0.87%	1.91%	2.64%[4]	1.66%	1.18%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$59,171	$42,773	$71,362	$40,687	$47,787	$66,118	52,768

Ratio of expenses to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed[5,6]	0.82%[3]	0.76%	0.67%	0.82%	0.79%[3]	0.84%	0.94%[3]
After fees waived and expenses absorbed[5,6]	0.53%[3]	0.53%	0.51%	0.50%	0.51%[3]	0.51%	0.50%[3]

Ratio of net investment income (loss) to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed	2.52%[3]	0.28%	0.44%	1.65%	2.23%[3]	1.44%	0.97%[3]
After fees waived and expenses absorbed	2.81%[3]	0.51%	0.60%	1.97%	2.51%[3]	1.77%	1.41%[3]

Portfolio turnover rate	37%[4]	112%	117%	100%	72%[4]	147%	118%[4]

*	Commencement of operations.
**	Fiscal year end changed to June 30 effective August 1, 2018.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Annualized.
[4]	Not annualized.
[5]	If commitment fees and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.03% for the six months ended December 31, 2022, 0.03%, 0.01% and 0.00% for the fiscal years ended June 30, 2022, 2021 and 2020, respectively, and 0.01% for the period ended June 30, 2019, 0.01% for the fiscal year ended July 31, 2018, and 0.00% for the period ended July 31, 2017.
[6]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

50

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2022 (Unaudited)

Note 1 – Organization

Palmer Square Income Plus Fund (“Income Plus Fund”) and Palmer Square Ultra-Short Duration Investment Grade Fund (“Ultra-Short Duration Investment Grade Fund’’) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Income Plus Fund’s primary investment objective is to seek income. A secondary objective is to seek capital appreciation. The Income Plus Fund commenced operations on February 28, 2014, prior to which its only activity was the receipt of a $2,500 investment from principals of the Income Plus Fund’s advisor and a $94,313,788 transfer of shares of the Income Plus Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”). This exchange was nontaxable, whereby the Income Plus Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014. Assets with a fair market value of $94,313,788 consisting of cash, interest receivable and securities of the Private Funds with a fair value of $92,629,439 (identified cost of investments transferred $91,621,375) were the primary assets received by the Income Plus Fund. For financial reporting purposes, assets received and shares issued by the Income Plus Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Income Plus Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Ultra-Short Duration Investment Grade Fund’s primary investment objective is to seek income. A secondary objective is to seek capital appreciation. The Ultra-Short Duration Investment Grade Fund commenced investment operations on October 7, 2016.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

51

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

(b) Bank Loans

The Funds may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Funds assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Funds intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand, representing a potential financial obligation by the Funds in the future. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

In addition, the Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Funds are committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.

(c) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

52

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Funds invest. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Funds may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Mortgage-Backed Securities

The Funds may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(e) Short Sales

Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

53

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

(f) Futures Contracts

The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates and other financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

A futures contract held by the Fund is valued daily at the official settlement price on the exchange on which it is traded. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as cash deposited with broker. Securities deposited as initial margin are designated in the Schedule of Investments. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marked to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. When the contracts are closed or expires, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.

(g) Swap Agreements and Swaptions

The Funds may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Funds. The Funds may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Funds would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Funds were a buyer and no credit event occurs, the Funds would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Funds entail certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

54

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Funds would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Funds in the event of a default. The purchase of credit default swaps involves costs, which will reduce each Fund's return.

The Funds may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Funds or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may write (sell) and purchase put and call swaptions. The Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Funds are hedging its assets or its liabilities. The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Funds anticipate purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Funds’ use of options.

Depending on the terms of the particular option agreement, the Funds will generally incur a greater degree of risk when they write a swaption than they will incur when it purchases a swaption. When the Funds purchase a swaption, they risk losing only the amount of the premium they have paid should they decide to let the option expire unexercised. However, when the Funds write a swaption, upon exercise of the option the Funds will become obligated according to the terms of the underlying agreement.

55

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

(h) Options Contracts

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Funds write or purchases an option, an amount equal to the premium received or paid by the Funds are recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(i) Forward Foreign Currency Exchange Contracts

The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

(j) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(k) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

56

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2022, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l) Distributions to Shareholders

The Funds will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(m) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Income Plus Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.49% of its average daily net assets and the Ultra-Short Duration Investment Grade Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.25% of its average daily net assets. Prior to November 1, 2019, the Income Plus Fund paid monthly investment advisory fee at the annual rate of 0.55% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) does not exceed 0.50% of the Ultra-Short Duration Investment Grade Fund’s average daily net assets. This agreement is in effect until October 31, 2023 and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended December 31, 2022, the Advisor waived advisory fees and other expenses totaling $70,857 for the Ultra-Short Duration Investment Grade Fund. The Fund’s Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than dates stated below:

57

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

Ultra-Short Duration Investment Grade Fund

June 30, 2023	$137,580
June 30, 2024	80,185
June 30, 2025	134,708
June 30, 2026	70,857
Total	$423,330

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2022, are reported on the Statement of Operations.

The Funds have a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended December 31, 2022, no credits were earned to reduce total fees.

IMST Distributors, LLC (“Distributor”) serves as the Funds’ distributor. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended December 31, 2022, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended December 31, 2022, are reported on the Statement of Operations.

58

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

Note 4 – Federal Income Taxes

At December 31, 2022, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

	Income Plus Fund	Ultra-Short Duration Investment Grade Fund
Cost of investments	$822,250,089	$59,356,381

Gross unrealized appreciation	$6,323,799	$58,678
Gross unrealized depreciation	(38,737,728)	(984,491)
Net unrealized appreciation (depreciation)
on investments	$(32,413,929)	$(925,813)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Income Plus Fund	Ultra-Short Duration Investment Grade Fund
Undistributed ordinary income	$-	$1,531
Undistributed long-term gains	-	-
Tax accumulated earnings	-	1,531

Accumulated capital and other losses	(13,370,664)	(214,899)
Unrealized appreciation on investments
and securities sold short	(35,072,791)	(770,468)
Foreign currency translations	(16,424)	-
Unrealized deferred compensation	(9,422)	(6,279)
Total accumulated earnings (deficit)	$(48,469,301)	$(990,115)

The tax character of the distribution paid during the fiscal years ended June 30, 2022 and June 30, 2021, were as follows:

			Ultra-Short Duration Investment
	Income Plus Fund		Grade Fund
Distribution paid from:	2022	2021	2022	2021
Ordinary income	$12,171,104	$10,990,460	$344,880	$299,704
Net long-term capital gains	-	-	-	-
Total taxable distributions	12,171,104	10,990,460	344,880	299,704
Return of Capital	430,037	-	-	-
Total distributions paid	$12,601,141	$10,990,460	$344,880	$299,704

59

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

At June 30, 2022, the Funds had capital loss carryforwards, which reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Not Subject to Expiration:
	Short-Term	Long-Term	Total
Income Plus Fund	$19,704	$13,350,960	$13,370,664
Ultra-Short Duration Investment Grade Fund	172,819	42,080	214,899

Note 5 – Investment Transactions

For the six months ended December 31, 2022, for the Income Plus Fund, purchases and sales of investments, excluding short-term investments, futures contracts, forward contracts and swap contracts were $353,013,534 and $449,745,179, respectively. Securities sold short and short securities covered were $259,417,854 and $236,786,444, respectively, for the same period.

For the six months ended December 31, 2022, for the Ultra-Short Duration Investment Grade Fund, purchases and sales of investments, excluding short-term investments, were $22,426,826 and $12,134,973, respectively. Securities sold short and short securities covered were $3,505,752 and $3,944,222, respectively, for the same period.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2022, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Redemption Fee

Effective April 3, 2017, the Income Plus Fund no longer charges redemption fees. Prior to April 3, 2017, the Income Plus Fund imposed a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. Prior to August 5, 2016, the Income Plus Fund imposed a redemption fee of 2.00% of the total redemption amount within 180 days of purchase.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

60

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

61

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2022, in valuing the Funds’ assets carried at fair value:

Income Plus Fund	Level 1	Level 2	Level 3***	Total
Assets
Investments
Bank Loans	$-	$58,434,738	$-	$58,434,738
Bonds
Asset-Backed Securities	-	453,419,285	-	453,419,285
Commercial Mortgage-Backed
Securities	-	61,287,272	-	61,287,272
Corporate*	-	249,776,418	-	249,776,418
U.S. Government	-	43,392,290	-	43,392,290
Short-Term Investments	10,901,696	-	-	10,901,696
Total Investments	$10,901,696	$866,310,003	$-	$877,211,699
Other Financial Instruments**
Futures Contracts	-	169,531	-	169,531
Total Assets	$10,901,696	$866,479,534	$-	$877,381,230

Liabilities
Securities Sold Short
Bonds
U.S. Government	$-	$87,375,539	$-	$87,375,539
Total Securities Sold Short	$-	$87,375,539	$-	$87,375,539
Other Financial Instruments**
Forward Contracts	-	2,003,653	-	2,003,653
Total Liabilities	$-	$89,379,192	$-	$89,379,192

62

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

Ultra-Short Duration Investment Grade

Fund	Level 1	Level 2	Level 3***	Total
Assets
Investments
Bank Loans	$-	$1,981,316	$-	$1,981,316
Bonds
Asset-Backed Securities	-	30,385,994	-	30,385,994
Commercial Mortgage-Backed
Securities	-	973,467	-	973,467
Corporate*	-	14,364,276	-	14,364,276
Residential Mortgage-Backed
Securities	-	148,322		148,322
U.S. Government	-	10,900,094	-	10,900,094
Short-Term Investments	534,402	-	-	534,402
Total Assets	$534,402	$58,753,469	$-	$59,287,871

Liabilities
Securities Sold Short
Bonds
U.S. Government	$-	$857,303	$-	$857,303
Total Liabilities	$-	$857,303	$-	$857,303

*	All corporate bonds held in each Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments for each Fund.
**	Other financial instruments are derivative instruments such as futures contracts. Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
***	The Funds did not hold any level 3 securities at period end.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on each Fund’s financial position, performance and cash flows.

63

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

The effects of these derivative instruments on each Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of December 31, 2022 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Income Plus Fund
Assets
Unrealized appreciation on open futures contracts*	$-	$-	$-	$169,531	$169,531
	$-	$-	$-	$169,531	$169,531
Income Plus Fund
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	$-	$-	$2,003,653	$-	$2,003,653
	$-	$-	$2,003,653	$-	$2,003,653

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Net unrealized appreciation/depreciation is shown as variation margin as presented on the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended December 31, 2022 are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Income Plus Fund
Realized Gain (Loss) on Derivatives
Futures contracts	$-	$-	$-	$182,554	$182,554
Swap contracts	2,182,445	-	-	-	2,182,445
	$2,182,445	$-	$-	$182,554	$2,364,999

Ultra-Short Duration Investment Grade Fund
Realized Gain (Loss) on Derivatives
Futures contracts	$-	$-	$-	$(588)	$(588)
	$-	$-	$-	$(588)	$(588)

64

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

Income Plus Fund Net Change in Unrealized Appreciation/Depreciation on Derivatives	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$-	$449,315	$449,315
Forward contracts	-	-	(2,666,164)	-	(2,666,164)
Swap contracts	2,215,769	-	-	-	2,215,769
	$2,215,769	$-	$(2,666,164)	$449,315	$(1,080)

Ultra-Short Duration Investment Grade Fund Net Change in Unrealized Appreciation/Depreciation on Derivatives	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$-	$4,575	$4,575
	$-	$-	$-	$4,575	$4,575

The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of December 31, 2022 are as follows:

Income Plus Fund
Derivatives not designated as hedging instruments
Futures contracts	Interest rate contracts	Notional amount	$(12,183,854)
Forward contracts	Foreign exchange contracts	Notional amount	(31,835,785)
Swap contracts	Credit contracts	Notional amount	20,932,562

Ultra-Short Duration Investment Grade Fund

Derivatives not designated as hedging instruments
Futures contracts	Interest rate contracts	Notional amount	$(142,433)

Note 11 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to each Fund from its counterparties are not fully collateralized contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance.

65

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

The Funds did not hold swap contracts at December 31, 2022.

Note 12 – Unfunded Commitments

The Funds may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of December 31, 2022, the total unfunded amount was 0.1% of the Income Plus Fund’s net assets and the Ultra-Short Duration Investment Grade Fund had no unfunded loan commitments outstanding.

As of December 31, 2022, the Income Plus Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)
Chemours Co.	$1,254,115	$1,211,028	$1,303,853	$92,825

Note 13 – Line of Credit

The Funds together with other funds managed by the Advisor (together “Palmer Square Funds”) have entered into a Senior Secured Revolving Credit Facility (“Facility”) of $75,000,000 with UMB Bank, n.a. Each Fund is permitted to borrow up to the lesser of the available credit line amount or an amount up to 20% of the adjusted net assets of each Fund. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the Wall Street Journal Prime rate minus 50bps, with a minimum rate of 3.00%. As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.25% per annum. The commitment fees for the six months ended December 31, 2022 are disclosed in the Statement of Operations. During the six months ended December 31, 2022, the Ultra-Short Duration Investment Grade Fund and the Income Plus Fund did not borrow under the line of credit. There was no line of credit payable balance in the Funds at December 31, 2022.

Note 14 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

66

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2022 (Unaudited)

Note 15 - Recently Issued Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds have adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds have adopted procedures in accordance with Rule 2a-5.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds financial statements and various filings.

Note 16 – Events Subsequent to Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in each Fund’s financial statements.

67

Palmer Square Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on September 13-14, 2022, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management, LLC (the “Investment Advisor”) with respect to the Palmer Square Income Plus Fund (the “Income Plus Fund”) and the Palmer Square Ultra-Short Duration Investment Grade Fund (the “Ultra-Short Fund” and together with the Income Plus Fund, the “Funds”) series of the Trust for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2022; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•	The Income Plus Fund’s annualized total returns for the three- and five-year periods were above the Peer Group and Ultrashort Bond Fund Universe median returns and the Bloomberg U.S. 1-3 Year Corporate Bond Index returns. The Fund’s total return for the one-year period was above the Bloomberg Index return, but below the Peer Group and Fund Universe median returns by 0.51% and 1.28%, respectively. The Trustees considered the Investment Advisor’s assertion that the Fund’s underperformance relative to the Peer Group and Fund Universe for the one-year period was primarily due to the Fund’s allocation to collateralized loan obligations and below investment grade bonds and loans, and that those allocations were also the drivers of the Fund’s longer-term outperformance compared to the Peer Group and Fund Universe. The Trustees also observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group for the one-, three-, and five-year periods.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The Ultra-Short Fund’s total return for the one-year period was above the Peer Group and Ultrashort Bond Fund Universe median returns, but below the ICE BofA 3-Month U.S. Treasury Bill Index return by 1.40%. For the five-year period, the Fund’s annualized total return was above the ICE BofA Index return, but slightly below the Fund Universe and Peer Group median returns by 0.01% and 0.02%, respectively. The Fund’s annualized total return for the three-year period was slightly below the Peer Group median return by 0.01%, and below the Fund Universe median return and the ICE BofA Index return by 0.11% and 0.12%, respectively. The Trustees considered the Investment Advisor’s explanation that the decline in the credit markets in the first half of 2022 resulted in the Fund’s underperformance relative to the ICE BofA Index. The Trustees also considered the Investment Advisor’s assertion that the Fund’s slight underperformance relative to the Peer Group median over the three- and five-year periods was due primarily to the Fund’s higher net expense ratio and the Fund’s increased exposure to collateralized loan obligations in the first half of 2022.

The Board also considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The Income Plus Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Ultrashort Bond Fund Universe medians by 0.23% and 0.24%, respectively. The Trustees noted the Investment Advisor’s belief that from a risk and flexibility perspective, the Fund falls between the Fund Universe and the Non-Traditional Bond fund universe, and that as a result, the Fund’s advisory fee is higher than many of the funds in the Fund Universe, but lower than many of the funds in the Non-Traditional Bond fund universe. The Trustees also considered the Investment Advisor’s explanation that the typical fund in the Ultra-Short Bond Fund Universe is fairly plain compared to the Income Plus Fund, which is much more opportunistic; and that most funds in the Peer Group lack the breadth to make the investments that the Income Plus Fund makes, and that such investments require significant time and resources. The Trustees considered that the Fund’s advisory fee was within the range of the advisory fees that the Investment Advisor charges to manage separate accounts for institutional clients using the same strategy as the Fund, and higher than the fees that the Investment Advisor charges to manage a private fund and a collective investment trust using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s other clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts.

69

Palmer Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.30% and 0.34%, respectively. The Trustees noted that the Fund’s annual total expenses were likely high in part because the Fund’s advisory fee was high. The Trustees also considered the Investment Advisor’s assertion that the investment advisors of certain funds in the Peer Group have significantly greater resources available to subsidize the expenses of their funds and cap their funds’ expenses at lower levels.

•	The Ultra-Short Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Ultrashort Bond Fund Universe medians. The Trustees noted that the Fund’s advisory fee was the same as the fee that the Investment Advisor charges to manage a private fund using the same strategy as the Fund, and lower than the fee that the Investment Advisor will charge to manage a new collective investment trust using the same strategy as the Fund. The Trustees also noted that the Fund’s advisory fee was lower than the advisory fee paid by the other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.14% and 0.16%, respectively. The Trustees noted the Investment Advisor’s assertion that the investment advisors of certain funds in the Peer Group have significantly greater resources available to subsidize the expenses of their funds and cap their funds’ expenses at lower levels. The Trustees also observed that the average net assets of the Fund were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2022, noting that the Investment Advisor had waived almost its entire advisory fee for the Ultra-Short Fund and had not realized a profit with respect to the Ultra-Short Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the Income Plus Fund was reasonable.

70

Palmer Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of the Investment Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

71

Palmer Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on September 13-14, 2022 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

Palmer Square Income Plus Fund

Palmer Square Ultra-Short Duration Investment Grade Fund

The Board has appointed Palmer Square Capital Management LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from July 1, 2021 through June 30, 2022 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions);
•	An overview of market liquidity for each Fund during the Program Reporting Period;
•	Each Fund’s ability to meet redemption requests;
•	Each Fund’s cash management;
•	Each Fund’s borrowing activity, if any, in order to meet redemption requests;
•	Each Fund’s compliance with the 15% limit of illiquid investments; and
•	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

72

Palmer Square Funds

EXPENSE EXAMPLES

For the Six Months Ended December 31, 2022 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Income Plus Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/22	12/31/22	7/1/22 – 12/31/22
Actual Performance	$1,000.00	$1,022.40	$4.52
Hypothetical (5% annual return before expenses)	1,000.00	1,020.73	4.52

*	Expenses are equal to the Fund’s annualized expense ratio of 0.89%, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

73

Palmer Square Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended December 31, 2022 (Unaudited)

	Beginning	Ending	Expenses Paid
Ultra-Short Duration Investment Grade Fund	Account Value	Account Value	During Period*
	7/1/22	12/31/22	7/1/22 – 12/31/22
Actual Performance	$1,000.00	$1,009.30	$2.69
Hypothetical (5% annual return before expenses)	1,000.00	1,022.52	2.71

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53%, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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Palmer Square Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Palmer Square Capital Management LLC

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, Kansas 66205

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Income Plus Fund	PSYPX	46141P 388
Palmer Square Ultra-Short Duration Investment Grade Fund	PSDSX	46141Q 816

Privacy Principles of the Palmer Square Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (866) 933-9033 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (866) 933-9033.

Palmer Square Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 933-9033

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/10/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/10/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/10/2023